UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund
Federal Trust Fund
FedFund
MuniCash
MuniFund
New York Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 04/30/2011

Item 1	–	Report to Stockholders

April 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Liquidity Funds

▶	Federal Trust Fund
▶	FedFund
▶	TempCash
▶	TempFund
▶	T-Fund
▶	Treasury Trust Fund
▶	MuniCash
▶	MuniFund
▶	California Money Fund
▶	New York Money Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this shareholder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous natural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earnings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in 2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a steady rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	16.36%	17.22%
US small cap equities (Russell 2000® Index)	23.73	22.20
International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18
Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

As of April 30, 2011

Throughout the 6-month period ended April 30, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its April 27, 2011 meeting, the FOMC determined that “the economic recovery is proceeding at a moderate pace” and that “conditions in the labor market are improving gradually.” The FOMC also confirmed its intention to continue the policy it announced in November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011.

As part of its continuing efforts to strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances. In April 2011, the European Central Bank (ECB) raised its key interest rate by 0.25% to 1.25%. This move makes the ECB among the first of the developed world’s major central banks to initiate a cycle of raising rates since financial markets initially tightened under the global credit crisis. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 19 basis points, led by a decline in the one-year LIBOR setting.

Early in 2011, the US Treasury announced its intention to gradually reduce the amount of Treasury bills issued through the Supplementary Financing Program from $200 billion to $5 billion as the national debt threatens to reach the statutory limit. In addition, large-scale asset purchases by the US Federal Reserve have reduced the amount of securities available to collateralize repurchase agreements. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past six months. The seven-day Securities Industry and Financial Markets Association Index remained in a tight range around 0.27%, its average rate for the annual period.

While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable. Non-traditional buyers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the period, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Fund Information as of April 30, 2011

Federal Trust Fund

Federal Trust Fund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	78%
U.S. Treasury Obligations	22

Total	100%

FedFund

FedFund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	50%
U.S. Government Sponsored Agency Obligations	47
U.S. Treasury Obligations	4
Liabilities in Excess of Other Assets	(1)

Total	100%

TempCash

TempCash’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.12%	0.12%
Dollar	0.00%	0.00%
Administration	0.02%	0.02%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	43%
Commercial Paper	21
U.S. Government Sponsored Agency Obligations	13
U.S. Treasury Obligations	8
Municipal Bonds	7
Repurchase Agreements	4
Corporate Notes	2
Time Deposits	2
Master Notes	1
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	5

Fund Information (continued) as April 30, 2011

TempFund

TempFund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.10%	0.10%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	48%
Commercial Paper	14
U.S. Government Sponsored Agency Obligations	12
Repurchase Agreements	7
U.S. Treasury Obligations	7
Time Deposits	6
Municipal Bonds	4
Corporate Notes	2
Master Notes	1
Liabilities in Excess of Other Assets	(1)

Total	100%

T-Fund

T-Fund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	59%
U.S. Treasury Obligations	41

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Fund Information (continued) as of April 30, 2011

MuniCash

MuniCash’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.20%	0.20%
Dollar	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	16
Commercial Paper	4
Municipal Put Bonds	1
Other Assets Less Liabilities	2

Total	100%

MuniFund

MuniFund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.17%	0.17%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.07%	0.07%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Municipal Bonds	16
Commercial Paper	7
Municipal Put Bonds	2

Total	100%

California Money Fund

California Money Fund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.19%	0.19%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.09%	0.09%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	67%
Municipal Bonds	21
Commercial Paper	9
Municipal Put Bonds	3

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	7

Fund Information (concluded) as April 30, 2011

New York Money Fund

New York Money Fund’s (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.11%	0.11%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.01%	0.01%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Municipal Bonds	10
Commercial Paper	5
Municipal Put Bonds	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Cash Management	$1,000.00	$1,000.10	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Administration	$1,000.00	$1,000.10	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

FedFund
Institutional	$1,000.00	$1,000.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Cash Management	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Cash Reserve	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Administration	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Select	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Private Client	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%
Premier	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.65	$1.15	0.23%

TempCash
Institutional	$1,000.00	$1,000.90	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.10	$1.74	$1,000.00	$1,023.06	$1.76	0.35%
Administration	$1,000.00	$1,000.40	$1.39	$1,000.00	$1,023.41	$1.40	0.28%

TempFund
Institutional	$1,000.00	$1,000.80	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Cash Management	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%
Cash Reserve	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Administration	$1,000.00	$1,000.30	$1.39	$1,000.00	$1,023.41	$1.40	0.28%
Select	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Private Client	$1,000.00	$1,000.00	$1.69	$1,000.00	$1,023.11	$1.71	0.34%
Premier	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	9

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	$1,000.00	$1,000.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Cash Management	$1,000.00	$1,000.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Administration	$1,000.00	$1,000.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Select	$1,000.00	$1,000.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Premier	$1,000.00	$1,000.00	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Dollar	$1,000.00	$1,000.00	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Cash Management	$1,000.00	$1,000.00	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Administration	$1,000.00	$1,000.00	$0.69	$1,000.00	$1,024.10	$0.70	0.14%

MuniCash
Institutional	$1,000.00	$1,000.90	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,000.00	$1.83	$1,000.00	$1,022.96	$1.86	0.37%

MuniFund
Institutional	$1,000.00	$1,000.60	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,000.00	$1.59	$1,000.00	$1,023.21	$1.61	0.32%
Cash Management	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%
Administration	$1,000.00	$1,000.10	$1.49	$1,000.00	$1,023.31	$1.51	0.30%
Select	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%
Private Client	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%
Premier	$1,000.00	$1,000.00	$1.59	$1,000.00	$1,023.21	$1.61	0.32%

California Money Fund
Institutional	$1,000.00	$1,000.80	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,000.00	$1.79	$1,000.00	$1,023.01	$1.81	0.36%
Cash Management	$1,000.00	$1,000.00	$1.93	$1,000.00	$1,022.86	$1.96	0.39%
Administration	$1,000.00	$1,000.30	$1.49	$1,000.00	$1,023.31	$1.51	0.30%
Select	$1,000.00	$1,000.00	$1.74	$1,000.00	$1,023.06	$1.76	0.35%
Private Client	$1,000.00	$1,000.00	$1.74	$1,000.00	$1,023.06	$1.76	0.35%
Premier	$1,000.00	$1,000.00	$1.74	$1,000.00	$1,023.06	$1.76	0.35%

New York Money Fund
Institutional	$1,000.00	$1,000.50	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
Cash Management	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
Administration	$1,000.00	$1,000.10	$1.39	$1,000.00	$1,023.41	$1.40	0.28%
Select	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
Private Client	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%
Premier	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.36	$1.45	0.29%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes,
0.17%, 5/02/11 (a)	$10,000	$9,999,953
Federal Farm Credit Bank Variable Rate Notes: (b)
0.22%, 11/02/11	6,000	6,000,034
0.16%, 11/17/11	5,500	5,498,930
0.13%, 12/16/11	10,000	9,999,372
0.24%, 5/14/12	5,000	5,001,072
0.26%, 1/14/13	5,000	4,999,150
Federal Home Loan Bank Bonds:(a)
5.30%, 5/02/11	5,000	5,000,708
0.19%, 8/11/11	4,000	3,999,705
0.18%, 8/18/11	3,000	2,999,909
Federal Home Loan Bank Discount Notes: (a)
0.14%, 5/04/11	9,181	9,180,893
0.11%, 5/13/11	3,470	3,469,872
0.05%, 5/24/11	1,134	1,133,963
0.21%, 5/25/11	1,885	1,884,736
0.23%, 5/25/11	1,080	1,079,834
0.12%, 5/27/11	2,800	2,799,758
0.06%, 6/03/11	2,400	2,399,868
0.12%, 6/03/11	893	892,906
0.07%, 6/08/11	2,516	2,515,814
0.08%, 6/08/11	8,776	8,775,259
0.06%, 6/10/11	7,889	7,888,474
0.12%, 6/15/11	3,500	3,499,475
0.13%, 6/29/11	51	50,989
0.06%, 7/06/11	1,600	1,599,839
Federal Home Loan Bank Variable Rate Notes,
0.18%, 5/26/11 (b)	5,000	5,000,528

Total U.S. Government Sponsored Agency Obligations – 77.9%		105,671,041

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.01%, 5/05/11	378	378,000
0.02%, 5/26/11	2	2,000
0.13%, 5/26/11	3,551	3,550,685
0.14%, 5/26/11	1,951	1,950,813
0.22%, 6/02/11	5,000	4,999,068
0.22%, 6/30/11	5,000	4,998,125
0.19%, 7/28/11	10,000	9,998,533
0.26%, 3/08/12	2,000	1,995,494
U.S. Treasury Notes, 1.00%, 10/31/11	2,000	2,007,423

Total U.S. Treasury Obligations – 22.0%		29,880,141

Total Investments (Cost $135,551,182*) – 99.9%	135,551,182
Other Assets Less Liabilities – 0.1%	120,595

Net Assets – 100.0%	$135,671,777

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$135,551,182	–	$135,551,182

[1]	See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	PCRB	Pollution Control Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	PSF	Permanent School Fund
	BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
	CalPERS	California Public Employees’ Retirement System	Q-SBLF	Qualified School Board Loan Fund
	CalSTRS	California State Teachers’ Retirement System	RAN	Revenue Anticipation Notes
	COP	Certificates of Participation	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDRB	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes
	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender	VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	11

Schedule of Investments April 30, 2011 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.51%, 5/02/11	$42,000	$41,999,405
0.23%, 5/11/11	25,043	25,041,400
0.50%, 6/03/11	80,000	79,963,333
0.42%, 7/11/11	75,000	74,937,875
0.42%, 7/12/11	75,000	74,937,000
0.16%, 7/20/11	49,300	49,282,471
0.14%, 8/01/11	125,000	124,955,278
0.15%, 8/08/11	100,000	99,958,750
0.17%, 8/08/11	60,000	59,972,775
0.10%, 8/09/11	75,000	74,979,166
0.12%, 9/13/11	250,000	249,887,500
Fannie Mae Variable Rate Notes: (b)
0.23%, 11/23/12	185,000	184,912,217
0.27%, 12/20/12	200,000	199,933,823
0.26%, 1/10/13	175,000	174,940,125
Federal Farm Credit Bank Discount Notes: (a)
0.17%, 5/02/11	8,400	8,399,960
0.23%, 8/10/11	58,000	57,962,574
0.25%, 10/05/11	75,000	74,918,229
0.25%, 10/12/11	35,000	34,960,139
Federal Farm Credit Bank Variable Rate Notes: (b)
0.38%, 5/05/11	145,000	144,999,848
0.18%, 4/26/12	40,000	39,987,993
0.26%, 1/14/13	45,000	44,992,348
Federal Home Loan Bank Bonds:
0.19%, 8/11/11	50,000	49,996,309
0.18%, 8/18/11	47,500	47,498,570
0.30%, 11/16/11	130,000	129,989,533
0.32%, 12/01/11	220,000	219,967,753
Federal Home Loan Bank Discount Notes: (a)
0.14%, 5/04/11	128,000	127,998,506
0.20%, 5/04/11	70,000	69,998,833
0.23%, 5/11/11	95,609	95,602,891
0.11%, 5/13/11	1,530	1,529,944
0.23%, 5/13/11	26,000	25,998,007
0.18%, 5/20/11	81,000	80,992,305
0.05%, 5/24/11	6,919	6,918,779
0.07%, 6/08/11	1,484	1,483,890
0.08%, 6/08/11	4,224	4,223,643
0.06%, 6/10/11	7,111	7,110,526
0.13%, 6/10/11	145,000	144,979,056
0.07%, 6/15/11	1,549	1,548,865
0.13%, 6/15/11	55,000	54,991,063
0.07%, 6/24/11	5,124	5,123,462
0.13%, 6/29/11	5,231	5,229,886
Federal Home Loan Bank Variable Rate Notes: (b)
0.12%, 7/20/11	70,000	69,995,316
0.12%, 7/28/11	155,000	154,986,692
0.18%, 1/23/12	83,000	82,984,665
Freddie Mac Discount Notes: (a)
0.19%, 5/02/11	150,000	149,999,208
0.20%, 5/04/11	1,440	1,439,976
0.19%, 5/17/11	24,250	24,247,952
0.25%, 5/17/11	125,000	124,986,111
0.19%, 5/19/11	15,000	14,998,575
0.15%, 7/11/11	59,000	58,982,546
0.12%, 7/14/11	155,000	154,961,766
0.22%, 7/26/11	270,000	269,858,100
0.15%, 8/09/11	100,000	99,958,333
0.20%, 8/23/11	100,000	99,936,667
0.24%, 9/14/11	22,100	22,079,963
Freddie Mac Variable Rate Notes: (b)
0.16%, 12/29/11	250,000	249,916,293
0.25%, 1/09/12	100,000	99,971,915
0.15%, 1/11/12	50,000	49,972,314
0.18%, 2/16/12	118,000	117,955,162
0.21%, 5/11/12	125,000	124,935,642
0.19%, 8/10/12	50,000	49,994,293
0.26%, 1/24/13	50,000	49,965,013

Total U.S. Government Sponsored Agency Obligations – 46.7%		5,075,230,532

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.19%, 5/26/11	100,000	99,986,632
0.20%, 6/02/11	100,000	99,982,223
0.26%, 3/08/12	80,000	79,819,733
U.S. Treasury Notes:
1.00%, 10/31/11	145,000	145,550,519
0.88%, 2/29/12	50,000	50,228,239

Total U.S. Treasury Obligations – 4.4%		475,567,346

Repurchase Agreements
Barclays Capital, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $274,381,686, collateralized by various U.S. Treasury obligations, 0.63% to 1.38% due from 5/15/12 to 6/30/12, aggregate par and fair value of $276,269,300 and $279,868,712, respectively)	274,381	274,381,000

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc.,
0.06%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $447,002,235, collateralized by various U.S. government sponsored agency obligations, 2.65% to 5.68% due from 12/01/24 to 3/01/41, aggregate par and fair value of $832,272,935 and $459,092,886, respectively)	$447,000	$447,000,000
Credit Suisse Securities (USA) LLC,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $150,000,375, collateralized by U.S. Treasury Bond, 5.25% due at 2/15/29, par and fair value of $132,745,000 and $153,004,141, respectively)	150,000	150,000,000
Deutsche Bank Securities Inc.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $158,615,661, collateralized by various U.S. government sponsored agency obligations, 5.00% to 7.00% due from 10/01/38 to 4/01/41, aggregate par and fair value of $309,820,631 and $163,373,450, respectively)	158,615	158,615,000
Deutsche Bank Securities Inc.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $391,001,629, collateralized by various U.S. government sponsored agency obligations, 5.00% to 7.00% due from 10/01/38 to 4/01/41, aggregate par and fair value of $763,735,251 and $402,730,000, respectively)	391,000	391,000,000
Deutsche Bank Securities Inc.,
0.20%, 5/12/11
(Purchased on 2/10/11 to be repurchased at $800,404,444, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 12/01/34 to 10/01/40, aggregate par and fair value of $1,913,545,372 and $824,000,000, respectively)	800,000	800,000,000
Goldman Sachs & Co.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $107,000,446, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.00% due from 12/01/17 to 5/01/41, aggregate par and fair value of $396,742,470 and $110,210,000, respectively)	107,000	107,000,000
Goldman Sachs & Co.,
0.06%, 5/05/11
(Purchased on 4/28/11 to be repurchased at $600,007,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.95% due from 12/15/27 to 3/01/41, aggregate par and fair value of $2,844,501,684 and $617,871,644, respectively)	600,000	600,000,000
JPMorgan Securities Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $150,114,375, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/11 to 5/15/40, aggregate par and fair value of $344,764,634 and $153,118,593, respectively)	150,114	150,114,000
Merrill Lynch Pierce Fenner & Smith Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $125,000,312, collateralized by various U.S. Treasury obligations, 1.13% to 3. 13% due from 6/30/11 to 9/30/13, aggregate par and fair value of $125,002,300 and $127,500,007, respectively)	125,000	125,000,000
Morgan Stanley & Co.,
0.04%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $7,000,023, collateralized by various U.S. government sponsored agency obligations, 4.50% to 5.00% due from 6/01/21 to 3/01/40, aggregate par and fair value of $10,746,638 and $7,210,001, respectively)	7,000	7,000,000
Morgan Stanley & Co.,
0.13%, 7/05/11
(Purchased on 4/11/11 to be repurchased at $400,122,778, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.28% due from 5/01/33 to 5/01/41, aggregate par and fair value of $674,932,214 and $412,544,048, respectively)	400,000	400,000,000
Morgan Stanley & Co.,
0.13%, 7/13/11
(Purchased on 4/14/11 to be repurchased at $300,097,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 4/01/24 to 4/01/41, aggregate par and fair value of $380,036,470 and $309,629,242, respectively)	300,000	300,000,000
RBS Securities Inc.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $450,530,877, collateralized by various U.S. government sponsored agency obligations, 2.56% to 5.68% due from 10/01/33 to 5/01/41, aggregate par and fair value of $595,853,826 and $464,045,633, respectively)	450,529	450,529,000
UBS Securities LLC,
0.06%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $157,000,785, collateralized by various U.S. government sponsored agency obligations, 4.00% to 4.50% due from 3/20/41 to 4/20/41, aggregate par and fair value of $153,388,347 and $160,140,000, respectively)	157,000	157,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	13

Schedule of Investments (concluded)	T-Fund

Repurchase Agreements	Par (000)	Value
UBS Securities LLC,
0.11%, 6/08/11
(Purchased on 4/08/11 to be repurchased at $875,163,090, collateralized by various U.S. government sponsored agency obligations, 0.00% to 20.16% due from 1/25/18 to 4/20/41, aggregate par and fair value of $1,122,309,397 and $896,741,986, respectively)	$875,000	$875,000,000

Total Repurchase Agreements – 49.7%		5,392,639,000

Total Investments (Cost $10,943,436,878*) – 100.8%		10,943,436,878
Liabilities in Excess of Other Assets – (0.8)%		(85,442,072)

Net Assets – 100.0%		$10,857,994,806

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2010	Net Activity (Par)	Par at April 30, 2011	Income
PNC Bank N.A.	$32,400,000	$(32,400,000)	–	$–

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$10,943,436,878	–	$10,943,436,878

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.
14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic – 0.6%
State Street Bank & Trust Co., 0.25%, 5/11/11	$50,000	$50,000,000
Yankee – 42.2% (a)
Bank of Montreal, Chicago:
0.26%, 5/31/11 (b)	40,500	40,500,000
0.31%, 11/23/11 (b)	25,000	24,998,572
Bank of Nova Scotia, Houston:
0.25%, 6/23/11	150,000	150,000,000
0.25%, 7/01/11	100,000	100,000,000
0.24%, 7/05/11	32,000	32,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.30%, 8/02/11	100,000	100,000,000
Barclays Bank Plc, New York, 0.38%, 5/19/11	110,000	110,000,000
BNP Paribas S.A., New York:
0.28%, 5/04/11	115,000	115,000,000
0.39%, 5/05/11	75,000	75,000,000
0.36%, 6/13/11	133,000	133,000,000
0.36%, 8/05/11	75,000	75,000,000
Canadian Imperial Bank of Commerce, New York, 0.30%, 7/18/11 (b)	52,060	52,060,000
Credit Agricole CIB, New York:
0.30%, 6/01/11	122,500	122,500,000
0.25%, 6/03/11	100,000	100,000,000
Deutsche Bank A.G., New York:
0.31%, 6/17/11	79,500	79,500,000
0.31%, 8/04/11 (b)	85,000	85,000,000
0.31%, 10/03/11	67,000	67,000,000
Dexia Credit Local, New York, 0.41%, 6/01/11 (c)	97,985	97,985,000
Lloyds Bank Plc, New York, 0.44%, 7/14/11	49,000	49,018,088
Lloyds TSB Bank Plc, New York:
0.25%, 6/02/11	100,000	100,000,000
0.25%, 7/13/11	75,000	75,000,000
0.32%, 8/02/11 (c)	94,805	94,805,000
0.32%, 8/08/11	50,000	50,000,000
Mizuho Corporate Bank, New York, 0.25%, 5/02/11	100,000	100,000,000
National Australia Bank Ltd., New York:
0.31%, 11/09/11 (b)	100,000	100,000,000
0.32%, 2/10/12 (b)	42,000	42,000,000
Natixis, New York, 0.34%, 7/08/11	71,755	71,755,000
Nordea Bank Finland Plc, New York, 0.26%, 6/24/11	96,000	96,000,000
Rabobank Nederland N.V., New York:
0.35%, 9/15/11 (b)	52,000	52,000,000
0.34%, 10/05/11	100,000	100,000,000
Royal Bank of Canada, New York:
0.31%, 5/31/11 (b)	80,000	80,000,000
0.30%, 7/08/11 (b)	100,000	100,000,000
0.27%, 10/14/11 (b)	60,000	60,000,000
0.27%, 11/10/11 (b)	50,000	50,000,000
Royal Bank of Scotland Plc, Connecticut, 0.52%, 9/19/11	180,000	180,000,000
Societe Generale, New York, 0.29%, 8/01/11	100,000	100,000,000
Sumitomo Mitsui Banking Corp., New York, 0.31%, 7/29/11	130,000	130,000,000
Svenska Handelsbanken, New York, 0.27%, 6/15/11	30,000	30,000,000
Toronto Dominion Bank, New York:
0.25%, 6/07/11	75,000	75,000,000
0.24%, 6/21/11	40,000	40,000,000
0.33%, 9/06/11	51,000	51,000,000
0.31%, 1/12/12 (b)	42,500	42,500,000
UBS A.G., Stamford:
0.35%, 7/07/11 (b)	92,230	92,230,000
0.35%, 7/07/11 (b)	99,940	99,940,000
		3,620,791,660
Total Certificates of Deposit – 42.8%		3,670,791,660

Commercial Paper
Antalis US Funding Corp.:
0.33%, 5/18/11 (d)	100,000	99,984,417
0.34%, 6/07/11 (d)	40,000	39,986,022
BPCE S.A., 0.30%, 5/09/11 (d)	50,000	49,996,667
Commonwealth Bank of Australia, 0.32%, 10/06/11 (b)	50,000	49,997,756
Credit Agricole North America Inc., 0.25%, 7/25/11 (d)	75,000	74,955,729
DnB NOR Bank ASA, 0.27%, 7/05/11 (d)	100,000	99,951,250
Fairway Finance Corp.:
0.28%, 9/02/11 (b)	20,000	20,000,000
0.28%, 9/07/11 (b)	40,000	40,000,000
Falcon Asset Securitization Co. LLC:
0.24%, 6/10/11 (d)	55,000	54,985,333
0.19%, 7/15/11 (d)	100,000	99,960,417
JPMorgan Chase & Co.:
0.23%, 6/24/11 (d)	50,000	49,982,749
0.23%, 6/27/11 (d)	30,000	29,989,075
Kells Funding LLC, 0.36%, 2/15/12 (b)	55,500	55,500,000
MetLife Short Term Funding LLC, 0.28%, 6/06/11 (d)	101,000	100,971,720
Natexis Banques Populaires US Finance Co. LLC, 0.29%, 7/15/11 (d)	150,000	149,909,375
Nieuw Amsterdam Receivables Corp., 0.00%, 6/07/11 (d)	75,000	74,979,187
Old Line Funding LLC, 0.26%, 5/09/11 (d)	27,000	26,998,440
Scaldis Capital LLC, 0.32%, 5/04/11 (d)	20,000	19,999,467
Societe Generale North America, Inc.:
0.40%, 5/12/11 (d)	50,000	49,993,889
0.34%, 5/16/11 (d)	57,000	56,991,925
State Street Corp., 0.27%, 5/17/11 (d)	60,000	59,992,800
Thunder Bay Funding LLC, 0.26%, 5/20/11 (d)	70,000	69,990,394
US Collateralized Commercial Paper:
0.28%, 7/11/11 (d)	25,000	24,986,194
0.00%, 7/20/11 (d)	150,000	149,910,000
0.27%, 7/21/11 (d)	50,000	49,969,625
Westpac Banking Corp.:
0.32%, 1/06/12 (b)	84,500	84,500,000
0.34%, 1/13/12 (b)	95,000	95,000,000
Total Commercial Paper – 20.7%		1,779,482,431

Corporate Notes
JPMorgan Chase Bank N.A., 0.30%, 5/18/12 (b)	101,820	101,820,000
KBC Bank N.V., New York, 1.90%, 6/01/11 (c)	61,090	61,090,000
Total Corporate Notes – 1.9%		162,910,000
Master Notes – 1.1%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.25%, 5/02/11 (c)	90,000	90,000,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	15

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value
Antelope Valley – East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 5/06/11	$28,450	$28,450,000
California GO Series 2003B-3 VRDN (CalSTRS LOC, JPMorgan Chase & Co. LOC, CalPERS LOC), 0.28%, 5/06/11	25,000	25,000,000
California GO Series 2005A-2-2 VRDN (Royal Bank of Canada LOC), 0.22%, 5/06/11	20,000	20,000,000
California GO Series 2005B-5 VRDN (Barclays Bank Plc LOC), 0.24%, 5/06/11	17,770	17,770,000
California GO Series 2005B-6 VRDN (KBC Bank NV LOC), 0.30%, 5/02/11	13,000	13,000,000
Colorado Public Schools CTFS, Series 2011A-1 (JPMorgan Chase Bank N.A. LOC), 0.17%, 5/06/11	11,600	11,600,000
Colorado Public Schools CTFS, Series 2011A-2 (JPMorgan Chase Bank N.A. LOC), 0.16%, 5/06/11	15,300	15,300,000
Colorado Public Schools CTFS, Series 2011A-4 (Royal Bank of Canada LOC), 0.17%, 5/06/11	7,000	7,000,000
East Bay Municipal Utility District Water System RB Series 2002A VRDN (AGM Insurance, Dexia Credit Local SBPA), 1.00%, 5/06/11	60,245	60,245,000
Indiana Health Facilities Financing Authority Hospital RB (Clarion Health Project) Series 2003D VRDN (AGM Insurance, Dexia Credit Local SBPA), 1.25%, 5/06/11	49,075	49,075,000
Jacksonville Transportation RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%, 5/06/11	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.75%, 5/06/11	60,850	60,850,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.27%, 5/06/11	57,000	57,000,000
Massachusetts Development Finance Agency RB (Wentworth Institute of Technology, Inc. Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.29%, 5/06/11	13,685	13,685,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.90%, 5/06/11	123,000	123,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply RB Series 2009 VRDN (Royal Bank of Canada SBPA), 0.26%, 5/06/11	50,000	50,000,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Credit Support, Fannie Mae Liquidity Facility), 0.28%, 5/06/11	33,530	33,530,000
Total Municipal Bonds – 7.1%		605,505,000

Closed-End Investment Companies (c)(e)
California – 0.1%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	4,200	4,200,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	5,000	5,000,000
		14,200,000
New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	8,700	8,700,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	8,200	8,200,000
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	6,900	6,900,000
		23,800,000
Total Closed-End Investment Companies – 0.4%		38,000,000
Time Deposits – 1.9%
Societe Generale, 0.10%, 5/02/11	162,000	162,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes: (d)
0.20%, 7/20/11	38,500	38,483,317
0.21%, 7/20/11	50,000	49,976,666
0.20%, 7/27/11	75,000	74,964,657
Fannie Mae Variable Rate Notes: (b)
0.24%, 7/26/12	58,000	57,985,655
0.23%, 8/23/12	50,000	49,980,045
0.25%, 9/17/12	75,000	74,979,016
0.28%, 12/20/12	42,500	42,485,881
Federal Home Loan Bank Discount Notes,
0.20%, 7/29/11 (d)	85,000	84,959,023
Freddie Mac Discount Notes: (d)
0.19%, 5/09/11	40,000	39,998,356
0.21%, 5/23/11	56,510	56,502,749
0.15%, 5/24/11	40,000	39,996,166
0.25%, 5/25/11	40,000	39,993,333
0.21%, 6/06/11	100,630	100,608,868
0.21%, 6/06/11	50,000	49,989,500
0.21%, 6/13/11	25,000	24,993,729
0.15%, 7/27/11	40,000	39,985,500
0.19%, 8/01/11	50,000	49,976,361
0.19%, 8/30/11	47,500	47,469,666
Freddie Mac Variable Rate Notes: (b)
0.16%, 12/29/11	40,000	39,986,607
0.18%, 11/02/12	67,000	66,938,742
0.26%, 1/24/13	45,000	44,968,512
Total U.S. Government Sponsored Agency Obligations – 13.0%		1,115,222,349

See Notes to Financial Statements.
16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills:(d)
0.19%, 5/26/11	$180,000	$179,976,007
0.20%, 6/02/11	90,000	89,984,000
0.22%, 6/02/11	36,000	35,993,136
0.22%, 6/30/11	30,000	29,989,250
0.20%, 7/07/11	55,000	54,979,527
0.19%, 7/28/11	90,000	89,958,805
0.20%, 7/28/11	23,500	23,488,253
0.27%, 9/22/11	50,000	49,947,000
0.21%, 10/20/11	100,000	99,899,667
0.18%, 12/15/11	45,000	44,948,700

Total U.S. Treasury Obligations – 8.1%		699,164,345

Repurchase Agreements
Barclays Capital, Inc.,
0.40%, 5/02/11	25,000	25,000,000

(Purchased on 4/29/11 to be repurchased at $25,000,833, collateralized by various corporate/debt obligations, 0.53% to 13.00% due from 9/01/11 to 7/02/37, aggregate par and fair value of $25,354,345 and $26,750, 001, respectively)

Citigroup Global Markets, Inc.,
0.45%, 5/02/11	45,000	45,000,000

(Purchased on 4/29/11 to be repurchased at $45,001,688, collateralized by various U.S. government sponsored agency obligations, 1.60% to 4.50% due from 1/20/38 to 3/25/41, aggregate par and fair value of $48,648,303 and $48,150,000, respectively)

Deutsche Bank Securities, Inc.,
0.20%, 5/02/11	70,000	70,000,000

(Purchased on 4/29/11 to be repurchased at $70,001,167, collateralized by various corporate/debt obligations, 3.25% to 9.63% due from 6/20/11 to 4/15/99, aggregate par and fair value of $67,900,006 and $74,900,002, respectively)

HSBC Securities (USA), Inc.,
0.22%, 5/02/11	25,000	25,000,000

(Purchased on 4/29/11 to be repurchased at $25,000,458, collateralized by various corporate/debt obligations, 0.31% to 4.60% due from 10/14/11 to 4/15/21, aggregate par and fair value of $26,203,098 and $26,750,176, respectively)

JPMorgan Securities, Inc.,
0.30%, 6/02/11	20,000	20,000,000

(Purchased on 4/29/11 to be repurchased at $20,004,978, to be collateralized by various corporate/debt obligations, 1.51% to 12.00% due from 6/12/12 to 12/15/33, aggregate par and fair value of $20,676,983 and $21,400,994, respectively)

JPMorgan Securities, Inc.,
0.50%, 5/02/11	55,000	55,000,000

(Purchased on 4/29/11 to be repurchased at $55,002,292, collateralized by various corporate/debt obligations, 4.88% to 13.00% due from 6/15/12 to 12/01/34, aggregate par and fair value of $57,285,452 and $58,852,590, respectively)

Morgan Stanley & Co.,
0.15%, 5/02/11	50,000	50,000,000

(Purchased on 4/29/11 to be repurchased at $50,000,625, collateralized by various corporate/debt obligations, 0.00% to 3.25% due from 7/12/11 to 12/28/12, aggregate par and fair value of $52,146,666 and $53,500,000, respectively)

RBS Securities, Inc.,
0.25%, 5/02/11	5,000	5,000,000

(Purchased on 4/29/11 to be repurchased at $5,000,104, collateralized by U.S. government sponsored agency obligation, 4.50% due at 3/01/41, par and fair value of $5,000,000 and $5,151,066, respectively)

UBS Securities LLC,
0.28%, 5/02/11	40,000	40,000,000

(Purchased on 4/29/11 to be repurchased at $40,000,933, collateralized by various corporate/debt obligations, 0.00% to 13.00% due from 8/12/13 to 12/01/34, aggregate par and fair value of $41,109,889 and $42,800,001, respectively)

Total Repurchase Agreements – 3.9%		335,000,000

Total Investments (Cost $8,658,075,785*) – 100.9%		8,658,075,785
Liabilities in Excess of Other Assets – (0.9)%		(74,893,010)

Net Assets – 100.0%		$8,583,182,775

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	17

Schedule of Investments (continued)	TempCash

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$8,658,075,785	–	$8,658,075,785

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.
18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic – 0.3%
State Street Bank & Trust Co., 0.25%, 5/11/11	$210,000	$210,000,000
Yankee – 47.5% (a)
Bank of Montreal, Chicago:
0.26%, 5/31/11 (b)	200,000	200,000,000
0.31%, 11/23/11 (b)	100,000	99,994,287
Bank of Nova Scotia, Houston:
0.27%, 5/03/11	75,000	75,000,000
0.27%, 5/03/11	775,000	775,000,000
0.27%, 5/25/11	575,000	575,000,000
0.27%, 6/03/11	726,000	726,000,000
0.25%, 6/23/11	250,000	250,000,000
0.24%, 6/30/11	500,000	499,995,836
0.25%, 7/01/11	175,000	175,000,000
0.24%, 7/05/11	215,000	214,999,999
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 7/27/11	1,100,000	1,100,000,000
0.30%, 8/02/11	800,000	800,000,000
Barclays Bank Plc, New York, 0.38%, 5/19/11	814,500	814,500,000
BNP Paribas S.A., New York:
0.28%, 5/04/11	882,200	882,200,000
0.39%, 5/05/11	708,000	708,000,000
0.36%, 6/13/11	1,000,000	1,000,000,000
0.36%, 8/05/11	600,000	600,000,000
Canadian Imperial Bank of Commerce, New York, 0.30%, 7/18/11 (b)	440,125	440,125,000
Credit Agricole CIB, New York:
0.30%, 6/01/11	922,310	922,310,000
0.25%, 6/03/11	1,025,000	1,025,000,000
0.28%, 7/12/11	700,000	700,000,000
Deutsche Bank A.G., New York:
0.31%, 6/17/11	604,000	604,000,000
0.27%, 7/01/11	515,000	515,000,000
0.31%, 8/04/11 (b)	649,600	649,600,000
0.31%, 10/03/11	506,000	506,000,000
Dexia Credit Local, New York:
0.24%, 5/05/11	1,000,000	1,000,000,000
0.41%, 6/01/11 (c)	727,595	727,595,000
Lloyds TSB Bank Plc, New York:
0.25%, 6/02/11	1,000,000	1,000,000,000
0.25%, 7/13/11	400,000	400,000,000
0.32%, 8/02/11 (c)	746,145	746,145,000
0.32%, 8/08/11	900,000	900,000,000
National Australia Bank Ltd., New York, 0.32%, 2/10/12 (b)	343,000	343,000,000
Natixis, New York:
0.40%, 7/05/11	50,000	50,003,606
0.34%, 7/08/11	523,185	523,185,000
Nordea Bank Finland Plc, New York, 0.26%, 6/24/11	663,000	663,000,000
Rabobank Nederland N.V., New York:
0.35%, 9/15/11 (b)	800,000	800,000,000
0.34%, 10/05/11	965,000	965,000,000
0.32%, 5/08/12 (b)	700,000	700,000,000
Royal Bank of Canada, New York:
0.31%, 5/31/11 (b)	675,000	675,000,000
0.30%, 7/08/11 (b)	1,069,500	1,069,500,000
0.27%, 10/14/11 (b)	550,000	550,000,000
0.27%, 11/10/11 (b)	225,000	225,000,000
Royal Bank of Scotland Plc, Connecticut:
0.66%, 8/02/11 (c)	188,000	188,000,000
0.52%, 9/19/11	1,400,000	1,400,000,000
Societe Generale, New York, 0.29%, 8/01/11	925,000	925,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 5/16/11	300,000	300,000,000
0.31%, 7/28/11	65,000	65,000,000
0.31%, 7/29/11	620,000	620,000,000
Svenska Handelsbanken, New York, 0.27%, 6/15/11	264,000	264,000,000
Toronto Dominion Bank, New York:
0.25%, 6/07/11	443,100	443,100,000
0.25%, 6/15/11	200,000	200,000,000
0.25%, 6/15/11	144,815	144,815,000
0.24%, 6/16/11	200,000	200,000,000
0.33%, 9/06/11	30,000	30,000,000
0.33%, 9/08/11	350,000	350,000,000
0.31%, 1/12/12 (b)	340,250	340,250,000
UBS A.G., Stamford:
0.35%, 7/07/11 (b)	677,150	677,150,000
0.35%, 7/07/11 (b)	746,820	746,820,000

		33,089,288,728

Total Certificates of Deposit – 47.8%		33,299,288,728

Commercial Paper
Amsterdam Funding Corp.:
0.25%, 6/21/11 (d)	61,288	61,266,294
0.23%, 8/02/11 (d)	200,000	199,881,167
Atlantis One Funding Corp.:
0.26%, 6/28/11 (d)	100,000	99,958,111
0.26%, 6/30/11 (d)	200,000	199,913,333
0.24%, 7/05/11 (d)	300,000	299,870,000
0.21%, 7/14/11 (d)	250,000	249,892,083
BPCE S.A.:
0.35%, 7/08/11 (d)	115,000	114,923,972
0.32%, 7/18/11 (d)	118,250	118,168,013
Cancara Asset Securitisation LLC:
0.31%, 6/06/11 (d)	90,000	89,972,100
0.30%, 6/17/11 (d)	50,000	49,980,417
Chariot Funding LLC:
0.16%, 5/24/11 (d)	50,000	49,994,889
0.24%, 6/20/11 (d)	110,000	109,963,333
Commonwealth Bank of Australia:
0.27%, 5/02/11 (d)	283,200	283,197,884
0.27%, 5/09/11 (d)	96,000	95,994,240
0.32%, 10/06/11 (b)	50,000	49,997,756
Credit Suisse, New York:
0.20%, 7/14/11 (d)	300,000	299,876,666
0.21%, 7/28/11 (d)	175,000	174,910,167
Falcon Asset Securitization Co. LLC:
0.26%, 5/10/11 (d)	75,000	74,995,125
0.26%, 5/17/11 (d)	50,000	49,994,222
0.26%, 6/06/11 (d)	50,000	49,987,000
Grampian Funding LLC:
0.31%, 6/17/11 (d)	188,000	187,923,912
0.30%, 7/01/11 (d)	195,000	194,900,875
ING US Funding LLC, 0.30%, 8/08/11 (d)	600,000	599,505,000
JPMorgan Chase & Co.:
0.25%, 5/12/11 (d)	350,000	349,973,264
0.23%, 6/27/11 (d)	260,000	259,905,317
0.23%, 6/28/11 (d)	200,000	199,925,889
Jupiter Securitization Co. LLC, 0.20%, 6/02/11 (d)	75,000	74,986,667

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	19

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC:
0.36%, 2/15/12 (b)	$109,000	$109,000,000
0.36%, 2/16/12 (b)	300,000	300,000,000
LMA Americas LLC, 0.25%, 5/09/11 (d)	107,611	107,605,022
Nieuw Amsterdam Receivables Corp., 0.28%, 6/27/11 (d)	50,000	49,977,833
Nordea North America, Inc., 0.26%, 7/15/11 (d)	139,570	139,494,400
Northern Pines Funding LLC:
0.31%, 6/21/11 (d)	155,000	154,931,929
0.31%, 6/23/11 (d)	95,000	94,956,643
Old Line Funding LLC:
0.26%, 6/06/11 (d)	58,087	58,071,898
0.20%, 7/21/11 (d)	75,000	74,966,250
0.20%, 8/01/11 (d)	30,000	29,984,833
0.20%, 8/02/11 (d)	70,810	70,773,415
Societe Generale North America, Inc.:
0.40%, 5/12/11 (d)	550,000	549,938,889
0.34%, 5/16/11 (d)	420,000	419,940,500
Solitaire Funding LLC:
0.27%, 7/07/11 (d)	100,000	99,949,750
0.26%, 7/15/11 (d)	60,000	59,967,500
State Street Corp.:
0.26%, 5/10/11 (d)	100,000	99,993,500
0.27%, 5/17/11 (d)	40,000	39,995,200
Svenska Handelsbanken, Inc., 0.27%, 6/30/11 (d)	110,000	109,951,417
Thunder Bay Funding LLC, 0.26%, 6/06/11 (d)	41,607	41,596,182
US Collateralized Commercial Paper:
0.28%, 7/11/11 (d)	225,000	224,875,750
0.27%, 7/18/11 (d)	277,000	276,837,956
Variable Funding Capital Co. LLC, 0.20%, 7/14/11 (d)	120,000	119,950,667
Westpac Banking Corp.:
0.32%, 1/06/12 (b)	709,000	709,000,000
0.34%, 1/13/12 (b)	762,700	762,700,000
Windmill Funding Corp.:
0.25%, 6/21/11 (d)	37,894	37,880,579
0.23%, 8/02/11 (d)	100,000	99,940,583

Total Commercial Paper – 13.5%		9,432,138,392

Corporate Notes
JPMorgan Chase Bank N.A., 0.30%, 5/18/12 (b)	752,200	752,200,000
KBC Bank N.V., New York, 1.90%, 6/01/11 (c)	400,640	400,640,000

Total Corporate Notes – 1.6%		1,152,840,000

Master Notes – 1.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.25%, 5/02/11 (c)	891,000	891,000,000

Municipal Bonds (c)
Alaska Housing Finance Corp. RB Series 2009A VRDN, 0.22%, 5/06/11	47,865	47,865,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.18%, 5/06/11	46,000	46,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-3 VRDN (Lloyds TSB Bank Plc LOC), 0.17%, 5/06/11	24,000	24,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 5/06/11	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 VRDN (Bank of America N.A. LOC), 0.19%, 5/06/11	45,000	45,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 5/06/11	50,000	50,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 5/06/11	99,750	99,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.17%, 5/06/11	54,845	54,845,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.20%, 5/06/11	28,880	28,880,000
California Department of Water Resource Power Supply RB Series 2002C-4 VRDN (JPMorgan Chase Bank N.A. SBPA, CalSTRS SBPA), 0.24%, 5/06/11	171,900	171,900,000
California Department of Water Resource Power Supply RB Series 2002C-9 VRDN (Bank of America N.A. SBPA, CalSTRS SBPA), 0.24%, 5/06/11	59,000	59,000,000
California GO Series 2005A-1-1 VRDN (Royal Bank of Canada LOC), 0.22%, 5/06/11	20,425	20,425,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.22%, 5/06/11	23,750	23,750,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.24%, 5/06/11	20,000	20,000,000
California GO Series 2005B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/06/11	33,100	33,100,000
California GO Series 2005B-4 VRDN (JPMorgan Chase & Co. LOC), 0.23%, 5/06/11	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase & Co. LOC), 0.23%, 5/02/11	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.25%, 5/06/11	25,080	25,080,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.25%, 5/06/11	23,000	23,000,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.25%, 5/06/11	70,200	70,200,000
California Housing Finance Agency Home Mortgage RB Series 2003U VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.23%, 5/06/11	17,100	17,100,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.25%, 5/06/11	100,920	100,920,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.23%, 5/06/11	146,355	146,355,000

See Notes to Financial Statements.
20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.28%, 5/06/11	$22,095	$22,095,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.38%, 5/06/11	25,415	25,415,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) DN, 0.24%, 5/06/11	36,260	36,260,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA), 1.00%, 5/06/11	56,100	56,100,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN, 0.17%, 5/06/11	33,900	33,900,000
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC), 0.24%, 5/06/11	21,800	21,800,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority, Bank of America N.A. SBPA), 0.25%, 5/06/11	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Merrill Lynch Pierce Fenner & Smith Inc. SBPA), 0.27%, 5/06/11	16,900	16,900,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC), 0.75%, 5/06/11	21,910	21,910,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.27%, 5/06/11	78,552	78,552,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA), 0.60%, 5/06/11	42,700	42,700,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN, 0.19%, 5/02/11	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.28%, 5/06/11	34,000	34,000,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.27%, 5/06/11	29,385	29,385,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.22%, 5/06/11	38,005	38,005,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition A First Tier Senior Sales Tax Project) Series 2008A-2 VRDN (Bank of America N.A. SBPA), 0.25%, 5/06/11	49,450	49,450,000
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (RBC Bank USA Inc. SBPA), 0.22%, 5/06/11	31,185	31,185,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA), 0.22%, 5/02/11	35,800	35,800,000
Lubbock Health Facilities Development Corp. RB (St. Josephs Health System Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.22%, 5/02/11	59,385	59,385,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA), 0.60%, 5/06/11	91,580	91,580,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.90%, 5/06/11	64,275	64,275,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 5/06/11	51,650	51,650,000
Mississippi Business Finance Corp. RB (Chevron Corp. USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.20%, 5/02/11	30,000	30,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.75%, 5/06/11	100,000	100,000,000
New Mexico Finance Authority RB Series 2008C VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/06/11	46,300	46,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.24%, 5/06/11	52,267	52,267,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA), 0.23%, 5/06/11	20,000	20,000,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.65%, 5/06/11	88,400	88,400,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.23%, 5/06/11	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.22%, 5/06/11	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.24%, 5/06/11	55,250	55,250,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA), 0.65%, 5/06/11	13,635	13,635,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.70%, 5/06/11	46,435	46,435,000
Wisconsin Housing & Economic Development Authority RB Series 2003B VRDN (Go of Authority, Fannie Mae LOC, Freddie Mac LOC), 0.23%, 5/06/11	13,665	13,665,000

Total Municipal Bonds – 4.1%		2,840,689,000

Closed-End Investment Companies (c)(e)
California – 0.0%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	4,300	4,300,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	5,000	5,000,000

		14,300,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	21

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	$8,600	$8,600,000
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	8,500	8,500,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	8,200	8,200,000
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11	7,000	7,000,000

		32,300,000

Total Closed-End Investment Companies – 0.1%		46,600,000

Time Deposits
DnB NOR Bank ASA, 0.10%, 5/02/11	200,000	200,000,000
KBC Bank N.V., 0.10%, 5/02/11	1,200,000	1,200,000,000
Natixis S.A., 0.11%, 5/02/11	925,000	925,000,000
Societe Generale, 0.10%, 5/02/11	1,142,000	1,142,000,000
Svenska Handelsbanken AB, 0.10%, 5/02/11	725,000	725,000,000

Total Time Deposits – 6.0%		4,192,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes: (d)
0.18%, 5/16/11	288,020	287,998,999
0.20%, 6/08/11	140,000	139,970,444
0.19%, 8/01/11	100,000	99,951,444
Fannie Mae Variable Rate Notes: (b)
0.19%, 5/13/11	370,000	370,002,312
0.24%, 7/26/12	571,000	570,858,773
0.23%, 8/23/12	700,000	699,720,628
0.25%, 9/17/12	710,000	709,801,351
0.28%, 12/20/12	458,000	457,847,855
Federal Home Loan Bank Discount Notes,
0.18%, 8/03/11(d)	364,000	363,828,920
Federal Home Loan Bank Variable Rate Notes,
0.24%, 10/06/11(b)	500,000	499,912,033
Freddie Mac Discount Notes: (d)
0.18%, 5/02/11	112,879	112,878,436
0.18%, 5/18/11	189,625	189,609,329
0.20%, 5/19/11	225,170	225,148,046
0.15%, 5/24/11	268,200	268,174,297
0.25%, 5/25/11	142,000	141,976,333
0.21%, 6/06/11	437,255	437,163,176
0.21%, 6/13/11	280,000	279,929,767
0.20%, 7/18/11	69,500	69,470,637
0.20%, 7/25/11	237,000	236,890,881
0.18%, 8/01/11	158,774	158,700,964
0.19%, 8/01/11	511,821	511,579,022
0.19%, 8/30/11	403,000	402,742,640
0.18%, 9/06/11	188,889	188,771,469
Freddie Mac Variable Rate Notes: (b)
0.21%, 4/03/12	485,000	484,817,766
0.26%, 1/24/13	388,000	387,728,500

Total U.S. Government Sponsored Agency Obligations – 11.9%		8,295,474,022

U.S. Treasury Bills: (d)
0.18%, 5/19/11	200,000	199,981,550
0.19%, 5/26/11	450,000	449,939,567
0.22%, 6/02/11	890,000	889,838,633
0.09%, 6/23/11	500	499,863
0.22%, 6/30/11	900,000	899,685,834
0.20%, 7/07/11	400,000	399,851,111
0.19%, 7/28/11	871,000	870,592,843
0.27%, 9/22/11	525,000	524,524,000
0.18%, 12/15/11	330,000	329,623,800
U.S. Treasury Notes, 1.00%, 8/31/11	250,000	250,613,121

Total U.S. Treasury Obligations – 6.9%		4,815,150,322

Repurchase Agreements
Barclays Capital, Inc.,
0.40%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $25,000,833, collateralized by various corporate/debt obligations, 0.53% to 11.75% due from 5/30/11 to 7/02/37, aggregate par and fair value of $25,500,839 and $26,750,001, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc.,
0.45%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $330,012,375, collateralized by various corporate/debt obligations and U.S. government sponsored agency obligations, 0.00% to 6.56% due from 3/18/13 to 3/16/51, aggregate par and fair value of $2,892,729,192 and $353,100,000, respectively)	330,000	330,000,000
Deutsche Bank Securities, Inc.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $117,715,491, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 0.68% to 7.00% due from 1/31/13 to 8/01/38, aggregate par and fair value of $285,134,458 and $120,983,387, respectively)	117,715	117,715,000
Deutsche Bank Securities, Inc.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $409,001,704, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 0.68% to 7.00% due from 1/31/13 to 8/01/38, aggregate par and fair value of $990,697,816 and $420,355,990, respectively)	409,000	409,000,000
Deutsche Bank Securities, Inc.,
0.20%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $225,003,750, collateralized by various corporate/debt obligations, 0.00% to 10.18% due from 7/15/11 to 12/15/99, aggregate par and fair value of $221,562,949 and $240,750,000, respectively)	225,000	225,000,000

See Notes to Financial Statements.
22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc.,
0.02%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $233,000,388, collateralized by various U.S. Treasury obligations, 0.38% to 1.00% due from 3/31/12 to 9/30/12, aggregate par and fair value of $237,245,000 and $237,663,411, respectively)	$233,000	$233,000,000
HSBC Securities (USA), Inc.,
0.22%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $80,001,467, collateralized by various corporate/debt obligations, 0.00% to 7.00% due from 5/16/11 to 2/25/39, aggregate par and fair value of $83,169,418 and $85,482,663, respectively)	80,000	80,000,000
JPMorgan Securities, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $200,000,500, collateralized by various U.S. Treasury obligations, 0.00% due from 6/30/11 to 12/15/11, aggregate par and fair value of $204,082,200 and $204,003,749, respectively)	200,000	200,000,000
JPMorgan Securities, Inc.,
0.50%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $115,004,792, collateralized by various corporate/debt obligations, 4.88% to 13.50% due from 6/15/12 to 5/01/30, aggregate par and fair value of $116,421,437 and $123,055,493, respectively)	115,000	115,000,000
JPMorgan Securities, Inc.,
0.30%, 6/02/11
(Purchased on 4/29/11 to be repurchased at $140,036,167, to be collateralized by various corporate/debt obligations, 1.51% to 13.50% due from 6/15/12 to 12/15/33, aggregate par and fair value of $144,859,671 and $149,805,258, respectively)	140,000	140,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $200,000,500, collateralized by various U.S. government sponsored agency obligations, 4.00% due from 12/01/40 to 4/01/41, aggregate par and fair value of $207,049,673 and $206,000,000, respectively)	200,000	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.05%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $395,376,647, collateralized by various U.S. government sponsored agency obligations, 4.00% to 4.50% due from 4/01/26 to 5/01/41, aggregate par and fair value of $392,618,499 and $407,236,250, respectively)	395,375	395,375,000
Morgan Stanley & Co.,
0.15%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $1,600,020,000, collateralized by various U.S. government sponsored agency and U.S. Treasury and corporate/debt obligations, 0.00% to 16.00% due from 5/01/11 to 1/20/61, aggregate par and fair value of $2,979,841,446 and $1,665,636,781, respectively)	1,600,000	1,600,000,000
RBS Securities, Inc.,
0.25%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $940,019,583, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.88% due from 5/02/11 to 2/13/46, aggregate par and fair value of $1,765,301,412 and $984,307,731, respectively)	940,000	940,000,000
UBS Securities LLC,
0.28%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $235,005,483, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 6/01/11 to 9/01/99, aggregate par and fair value of $236,023,932 and $251,450,001, respectively)	235,000	235,000,000

Total Repurchase Agreements – 7.5%		5,245,090,000

Total Investments (Cost $70,210,270,464*) – 100.7%		70,210,270,464
Liabilities in Excess of Other Assets – (0.7)%		(508,388,458)

Net Assets – 100.0%		$69,701,882,006

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	23

Schedule of Investments (concluded)	TempFund

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$70,210,270,464	–	$70,210,270,464

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.
24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.02%, 5/05/11	$500	$499,999
0.15%, 5/05/11	250,000	249,995,832
0.17%, 5/05/11	182,000	181,996,663
0.18%, 5/05/11	50,000	49,999,028
0.15%, 5/12/11	100,000	99,995,416
0.16%, 5/12/11	50,000	49,997,540
0.20%, 5/26/11	75,000	74,989,844
0.21%, 6/02/11	100,000	99,981,334
0.19%, 6/09/11	100,000	99,979,958
0.19%, 6/16/11	60,000	59,985,433
0.22%, 6/30/11	307,000	306,904,598
0.19%, 7/07/11	64,000	63,977,368
0.20%, 7/07/11	33,875	33,862,706
0.19%, 7/14/11	95,000	94,963,874
0.19%, 7/28/11	75,000	74,965,167
0.18%, 8/11/11	75,000	74,961,750
0.17%, 8/18/11	50,000	49,975,021
0.16%, 8/25/11	25,000	24,987,514
0.17%, 9/01/11	100,000	99,941,917
0.27%, 9/22/11	70,000	69,925,800
0.17%, 9/29/11	100,000	99,928,695
0.14%, 10/06/11	114,000	113,931,205
0.21%, 10/20/11	70,000	69,923,078
0.25%, 11/17/11	62,000	61,914,061
0.28%, 11/17/11	50,000	49,922,222
0.18%, 12/15/11	40,000	39,925,267
0.28%, 1/12/12	40,000	39,920,071
0.26%, 3/08/12	45,000	44,898,600
U.S. Treasury Notes:
1.00%, 8/31/11	70,000	70,164,521
1.38%, 2/15/12	20,360	20,528,524

Total U.S. Treasury Obligations – 40.9%		2,472,943,006

Repurchase Agreements
Barclays Capital, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $350,000,875, collateralized by various U.S. Treasury obligations, 2.88% to 5.13% due from 6/30/11 to 3/31/18, aggregate par and fair value of $349,872,500 and $357,000,017, respectively)	350,000	350,000,000
Barclays Capital, Inc.,
0.17%, 5/17/11
(Purchased on 2/16/11 to be repurchased at $475,201,875, collateralized by various U.S. Treasury obligations, 1.88% to 2.00% due from 1/15/16 to 7/15/19, aggregate par and fair value of $403,507,700 and $484,500,109, respectively)	475,000	475,000,000
Citigroup Global Markets, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $822,002,055, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/14 to 2/15/41, aggregate par and fair value of $1,353,967,314 and $838,440,001, respectively)	822,000	822,000,000
Credit Suisse Securities (USA) LLC,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $39,000,098, collateralized by various U.S. Treasury obligations, 0.50% to 1.88% due from 4/15/15 to 1/15/18, aggregate par and fair value of $33,380,500 and $39,785,641, respectively)	39,000	39,000,000
Deutsche Bank Securities Inc.,
0.02%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $625,001,042, collateralized by various U.S. Treasury obligations, 2.13% to 5.13% due from 2/15/13 to 2/15/38, aggregate par and fair value of $583,430,400 and $637,500,099, respectively)	625,000	625,000,000
HSBC Securities (USA), Inc.,
0.02%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $160,572,268, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/22 to 2/15/41, aggregate par and fair value of $433,932,124 and $163,784,958, respectively)	160,572	160,572,000
JPMorgan Securities, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $162,732,407, collateralized by various U.S. Treasury obligations, 0.00% to 6.25% due from 2/15/14 to 8/15/40, aggregate par and fair value of $304,776,900 and $165,992,141, respectively)	162,732	162,732,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.03%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $193,000,482, collateralized by various U.S. Treasury obligations, 0.88% to 5.00% due from 5/31/11 to 5/15/37, aggregate par and fair value of $176,488,500 and $196,860,097, respectively)	193,000	193,000,000
Morgan Stanley & Co.,
0.02%, 5/02/11
(Purchased on 4/29/11 to be repurchased at $150,000,250, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/22 to 5/15/37, aggregate par and fair value of $424,270,586 and $153,000,000, respectively)	150,000	150,000,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	25

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc.,
0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $310,000,775, collateralized by various U.S. Treasury obligations, 1.88% to 4.00% due from 2/15/14 to 2/15/20, aggregate par and fair value of $303,053,400 and $316,201,508, respectively)	$310,000	$310,000,000
UBS Securities LLC,
0.03%, 5/02/11 (Purchased on 4/29/11 to be repurchased at $280,000,700, collateralized by U.S. Treasury Note, 1.13% due at 12/15/11, par and fair value of $282,687,700 and $285,600,059, respectively)	280,000	280,000,000

Total Repurchase Agreements – 59.1%		3,567,304,000

Total Investments (Cost $6,040,247,006*) – 100.0%		6,040,247,006
Liabilities in Excess of Other Assets – 0.0%		(341,165)

Net Assets – 100.0%		$6,039,905,841

•	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$6,040,247,006	–	$6,040,247,006

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.
26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01%, 5/05/11	$40,775	$40,774,967
0.02%, 5/05/11	53,275	53,274,898
0.14%, 5/05/11	40,564	40,563,356
0.15%, 5/05/11	60,000	59,999,000
0.17%, 5/05/11	50,000	49,999,084
0.03%, 5/12/11	54,418	54,417,574
0.15%, 5/12/11	149,600	149,593,144
0.16%, 5/12/11	50,000	49,997,540
0.03%, 5/19/11	57,441	57,440,034
0.13%, 5/19/11	229,525	229,510,081
0.18%, 5/19/11	30,000	29,997,425
0.11%, 5/26/11	62,179	62,174,250
0.12%, 5/26/11	175,000	174,985,382
0.21%, 6/02/11	35,000	34,993,467
0.11%, 6/09/11	127,480	127,464,808
0.19%, 6/09/11	38,000	37,992,384
0.09%, 6/16/11	41,291	41,286,252
0.09%, 6/23/11	47,000	46,993,773
0.10%, 6/23/11	314,000	313,956,083
0.10%, 6/30/11	200,000	199,966,666
0.15%, 6/30/11	222,000	221,971,387
0.23%, 6/30/11	60,000	59,977,500
0.06%, 7/07/11	100,000	99,988,368
0.07%, 7/07/11	313,000	312,961,902
0.19%, 7/07/11	50,000	49,982,319
0.04%, 7/14/11	8,096	8,095,326
0.05%, 7/14/11	15,471	15,469,415
0.06%, 7/14/11	119,374	119,360,151
0.07%, 7/21/11	378,000	377,940,465
0.04%, 7/28/11	3,908	3,907,665
0.07%, 7/28/11	295,759	295,708,393
0.14%, 9/08/11	16,932	16,923,287

Total U.S. Treasury Obligations – 100.0%		3,437,666,346

Total Investments (Cost $3,437,666,346*) – 100.0%		3,437,666,346
Liabilities in Excess of Other Assets – 0.0%		(370,705)

Net Assets – 100.0%		$3,437,295,641

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$3,437,666,346	–	$3,437,666,346

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	27

Schedule of Investments April 30, 2011 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.2%
Tuscaloosa IDRB Series 2000A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.50%, 5/06/11 (a)	$1,015	$1,015,000

Arizona – 0.9%
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (Federal Home Loan Bank LOC), 0.29%, 5/06/11 (a)	5,310	5,310,000

Arkansas – 0.8%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Fannie Mae Insurance, Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.34%, 5/06/11 (a)	5,000	5,000,000

California – 13.1%
California Community College Financial Authority Series 2010A TRAN (GO of Districts), 2.00%, 6/30/11	1,075	1,077,019
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.23%, 5/03/11 (a)	1,000	1,000,000
California School Cash Reserve Program Authority RB Series 2010B TRAN, 2.00%, 6/01/11	2,300	2,302,128
California School Cash Reserve Program Authority RB Series 2010F TRAN, 2.00%, 6/01/11	2,000	2,002,276
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	1,200	1,214,308
California Statewide Communities Development Authority Multi-Family RB (Oakmont of Alameda Project) Series 2003WW AMT VRDN (Fannie Mae Insurance Guaranty, Fannie Mae Liquidity Facility), 0.26%, 5/06/11 (a)	1,300	1,300,000
East Bay Municipal Utility District Water System RB Series 2009A-1 MB, 0.29%, 12/01/11	9,670	9,670,000
East Bay Municipal Utility District Water System Series 2011 TECP:
0.38%, 5/25/11	10,000	10,000,000
0.40%, 6/06/11	8,000	8,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.33%, 5/06/11 (a)(b)(c)	877	877,000
Los Angeles Unified School District GO Series 2010A TRAN, 2.00%, 6/30/11	4,100	4,108,901
Riverside County GO Series 2010B TRAN, 2.00%, 6/30/11	9,000	9,021,333
Sacramento RB Series 2010 TRAN, 2.00%, 6/30/11	1,950	1,954,620
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.24%, 5/06/11 (a)	3,000	3,000,000
San Diego Unified School District GO Series 2010A TRAN, 2.00%, 6/30/11	7,000	7,016,345
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 5/06/11 (a)	12,000	12,000,000
South Coast Education Agencies Series 2010A TRAN, 2.00%, 8/09/11	5,000	5,018,777

		79,562,707

Colorado – 1.5%
Colorado Springs RB Series 2007B VRDN (Dexia Credit Local SPBA), 0.75%, 5/06/11 (a)	9,000	9,000,000

Florida – 2.1%
Broward County School Board COP Series 2004D VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.40%, 5/06/11 (a)	10,000	10,000,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.37%, 5/06/11 (a)	720	720,000
Miami-Dade County RB (Florida Miami International Airport Project) Series 3814 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.36%, 5/06/11 (a)(b)	1,000	1,000,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN, 0.37%, 11/25/11 (a)	1,100	1,100,000

		12,820,000

Georgia – 0.5%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 5/06/11 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 5/06/11 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 5/06/11 (a)	1,000	1,000,000

		3,000,000

Illinois – 5.4%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.36%, 5/06/11 (a)	2,120	2,120,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (Assured Guaranty Corp. Insurance, Citibank N.A. Liquidity Facility), 0.46%, 5/06/11 (a)(b)(c)	1,380	1,380,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (Bank of America N.A. LOC), 0.61%, 5/06/11 (a)	2,465	2,465,000
Illinois Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.36%, 5/06/11 (a)	1,550	1,550,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 5/06/11 (a)	8,000	8,000,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.29%, 5/06/11 (a)	1,000	1,000,000
University of Illinois COP (Infrastructure Utility Projects) Series 2004 VRDN (Bank of America N.A. LOC), 0.27%, 5/06/11 (a)	16,190	16,190,000

		32,705,000

Indiana – 0.5%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (U.S. Bank N.A. LOC), 0.76%, 5/06/11 (a)	800	800,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC), 0.36%, 5/06/11 (a)	2,150	2,150,000

See Notes to Financial Statements.
28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 1.00%, 5/06/11 (a)	$100	$100,000

		3,050,000

Iowa – 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (US Bank N.A. LOC), 0.39%, 5/06/11 (a)	1,000	1,000,000

Kansas – 1.0%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC), 0.41%, 5/06/11 (a)	6,295	6,295,000

Kentucky – 0.5%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (Firstar Bank N.A. LOC), 0.33%, 5/06/11 (a)	480	480,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 5/06/11 (a)	2,480	2,480,000

		2,960,000

Louisiana – 5.6%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.42%, 5/06/11 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN, 0.44%, 5/06/11 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.51%, 5/06/11 (a)	825	825,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.30%, 5/03/11 (a)	6,400	6,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2009 AMT VRDN, 0.30%, 5/06/11 (a)	18,750	18,750,000

		34,375,000

Maryland – 2.6%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 5/06/11 (a)	5,195	5,195,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 5/06/11 (a)	3,515	3,515,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 5/06/11 (a)	515	515,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 5/06/11 (a)	1,800	1,800,000
Montgomery County RB (Riderwood Village, Inc. Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	4,555	4,555,000

		15,580,000

Massachusetts – 2.0%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN, 0.35%, 11/25/11 (a)	1,000	1,000,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA), 0.90%, 5/06/11 (a)	11,300	11,300,000

		12,300,000

Michigan – 1.6%
Michigan Finance Authority Series 2010D-1 RAN, 2.00%, 8/19/11	595	597,134
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank N.A. LOC), 2.00%, 8/22/11	1,600	1,607,902
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN, 0.35%, 11/25/11 (a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC), 0.67%, 5/06/11 (a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 5/06/11 (a)	2,200	2,200,000

		9,805,036

Minnesota – 0.1%
RBC Municipal Products, Inc. Trust Series 2010E-19 VRDN (Royal Bank of Canada LOC), 0.35%, 8/11/11 (a)(b)	600	600,000

Missouri – 1.0%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.49%, 5/06/11 (a)	2,225	2,225,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.44%, 5/06/11 (a)	4,000	4,000,000

		6,225,000

Nevada – 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN, 2.50%, 6/01/11	1,335	1,337,104

New Hampshire – 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 5/06/11 (a)	1,165	1,165,000

New Jersey – 7.4%
Burlington Twp NJ, 1.25%, 3/23/12	2,305	2,317,610
Butler GO Series 2010 BAN, 1.25%, 8/26/11	1,000	1,002,103
Hoptacong GO Series 2010 BAN, 1.25%, 8/05/11	1,700	1,702,039
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local Liquidity Facility), 0.95%, 5/06/11 (a)(b)(c)	1,995	1,995,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty), 0.95%, 5/06/11 (a)(b)(c)	1,460	1,460,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	29

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State TRAN PUTTERS Series 2010-3848 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.30%, 5/19/11 (a)(b)(c)	$10,000	$10,000,000
New Jersey State TRAN PUTTERS Series 2010-3849 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.28%, 5/03/11 (a)(b)(c)	10,800	10,800,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.75%, 5/06/11 (a)	15,625	15,625,000

		44,901,752

New York – 4.6%
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.26%, 5/06/11 (a)	12,000	12,000,000
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 VRDN, 0.48%, 9/15/11 (a)	1,820	1,820,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008 MB, 0.53%, 5/13/11 (a)	2,800	2,800,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC), 0.30%, 5/06/11 (a)	10,000	10,000,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.38%, 5/06/11 (a)	1,100	1,100,000

		27,720,000

North Carolina – 1.6%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.43%, 5/06/11 (a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.47%, 5/06/11 (a)	840	840,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility), 0.32%, 5/06/11 (a)(b)(c)	1,455	1,455,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC), 0.37%, 5/06/11 (a)	970	970,000
Pender County GO Series 2010 BAN, 1.25%, 7/06/11	5,000	5,006,402

		9,721,402

Ohio – 0.8%
Avon GO Series 2010 BAN, 1.25%, 7/21/11	500	500,739
Lebanon City Ohio, 1.15%, 3/30/12	2,000	2,008,162
Licking County GO Series 2010 BAN, 1.25%, 6/16/11	1,000	1,000,688
Marysville Wastewater Treatment System GO Series 2010 Notes, 1.25%, 6/01/11	1,100	1,100,463

		4,610,052

Oklahoma – 0.6%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.44%, 5/06/11 (a)	3,850	3,850,000

Pennsylvania – 11.3%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.25%, 5/06/11 (a)	2,400	2,400,000
Allegheny County Puttable Floating Option Tax-Exempts RBReceipts Floaters Series 3965 AMT VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local SBPA), 1.03%, 5/06/11 (a)(b)(c)	1,610	1,610,000
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.42%, 5/06/11 (a)	300	300,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.28%, 5/06/11 (a)	18,550	18,550,000
Emmaus General Authority RB Series 1996 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.33%, 5/06/11 (a)	6,700	6,700,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/02/11 (a)	1,800	1,800,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.34%, 5/06/11 (a)	2,025	2,025,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN, 0.31%, 5/06/11 (a)	2,600	2,600,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.56%, 5/06/11 (a)	2,700	2,700,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. Liquidity Facility), 0.24%, 5/06/11 (a)	5,300	5,300,000
Pennsylvania Housing Finance Agency RB Series 2006-94B VRDN (GO of Agency Insurance, Dexia Credit Local SBPA), 1.00%, 5/06/11 (a)	7,600	7,600,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2010-111 TRAN, 0.45%, 9/22/11	3,800	3,800,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 5/06/11 (a)	3,700	3,700,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	3,750	3,750,000
Venango Authority for Industrial Development IDRB Scrubgrass (Dexia Credit Local LOC) TECP, 0.80%, 5/05/11	1,000	1,000,000
Venango Authority for Industrial Development Scrubgrass (Dexia Credit Local LOC) Series 1993 TECP, 0.42%, 5/03/11	5,048	5,048,000

		68,883,000

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local SBPA), 0.95%, 5/06/11 (a)(b)(c)	5,000	5,000,000

See Notes to Financial Statements.
30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island – 1.6%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN, 2.00%, 6/30/11	$9,650	$9,673,655

South Dakota – 0.6%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 5/06/11 (a)	3,800	3,800,000

Tennessee – 1.0%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.35%, 11/25/11 (a)	5,950	5,950,000

Texas – 8.8%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.44%, 5/06/11 (a)	5,000	5,000,000
Dallas Independent School District GO Series 2002 MB (Texas Permanent School Fund Insurance), 5.25%, 2/15/12	2,000	2,073,911
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 1999B AMT VRDN, 0.17%, 5/02/11 (a)	50	50,000
Gulf Coast Waste Disposal Authority RB (Air Products, Inc. Project) Series 2001 AMT VRDN, 0.33%, 5/06/11 (a)	8,000	8,000,000
Lamar Consolidated ISD GO Series 2009 ROC-RR-II-R-12266 VRD (Texas Permanent School Fund Insurance, Citibank N.A. SBPA), 0.26%, 5/06/11 (a)(b)(c)	5,120	5,120,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 5/06/11 (a)	3,000	3,000,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	565	565,000
Texas RB Series 2010 TRAN, 2.00%, 8/31/11	29,750	29,911,464

		53,720,375

Virginia – 6.4%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.38%, 11/25/11 (a)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.35%, 5/06/11 (a)	1,400	1,400,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.23%, 5/02/11 (a)	14,500	14,500,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-2 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.23%, 5/03/11 (a)	11,600	11,600,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.23%, 5/02/11 (a)	10,155	10,155,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.36%, 5/06/11 (a)(b)(c)	45	45,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC), 3.70%, 5/06/11 (a)	20	20,000

		39,220,000

West Virginia – 0.2%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC), 0.33%, 5/06/11 (a)	1,000	1,000,000

Wisconsin – 3.9%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.49%, 5/06/11 (a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 5/06/11 (a)	1,400	1,400,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A VRDN (U.S. Bank N.A. LOC), 0.31%, 5/06/11 (a)	1,890	1,890,000
State of Wisconsin Economic Series 2008, 0.37%, 8/08/11	5,646	5,646,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.34%, 5/06/11 (a)	5,315	5,315,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008B TECP (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/01/11	7,000	7,000,000

		23,636,000

Wyoming – 0.7%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.43%, 5/06/11 (a)	4,000	4,000,000

Total Municipal Bonds – 90.3%		548,791,083

Closed-End Investment Companies
California – 4.1%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	10,000	10,000,000

		25,000,000

Multi-State – 2.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.48%, 5/06/11 (a)(b)	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC), 0.46%, 5/06/11 (a)(b)	2,900	2,900,000

		12,700,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	31

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
New Jersey – 1.0%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	$4,000	$4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	2,000	2,000,000

		6,000,000

New York – 1.4%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	8,500	8,500,000

Pennsylvania – 0.9%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.51%, 5/06/11 (a)(b)	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies – 9.5%		57,700,000

Total Investments (Cost $606,491,083*) – 99.8%		606,491,083
Other Assets Less Liabilities – 0.2%		1,361,145

Net Assets – 100.0%		$607,852,228

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$606,491,083	–	$606,491,083

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.
32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 0.8%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.29%, 5/06/11 (a)	$6,200	$6,200,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.27%, 5/06/11 (a)	13,800	13,800,000
University of Alabama RB Series 2010C, 2.00%, 10/01/11	3,060	3,079,836

		23,079,836

Arizona – 0.5%
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	775	775,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	4,850	4,850,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	1,200	1,200,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.35%, 5/06/11 (a)	7,400	7,400,000

		14,225,000

California – 16.9%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA, Masonic Homes of California Guaranty), 0.28%, 5/02/11 (a)	6,150	6,150,000
California Community College Financial Authority Series 2010A TRAN (GO of Districts), 2.00%, 6/30/11	5,080	5,089,541
California Economic Recovery GO Series 2004C-3 VRDN (Bank of America N.A. LOC), 0.23%, 5/03/11 (a)	22,850	22,850,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Wells Fargo Co, Wells Fargo Bank NA), 0.23%, 5/03/11 (a)	33,425	33,425,000
California GO Municipal Trust Receipts Floaters Series 2003A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%, 5/03/11 (a)(b)(c)	27,300	27,300,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.31%, 5/06/11 (a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.31%, 5/06/11 (a)(b)(c)	39,300	39,300,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (AGM Corp. Insurance, Dexia Credit Local Liquidity Facility), 0.90%, 5/06/11 (a)(b)(c)	109,670	109,670,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 5/03/11 (a)	7,300	7,300,000
California School Cash Reserve Program Authority RB Series 2010B TRAN, 2.00%, 6/01/11	17,400	17,419,540
California School Cash Reserve Program Authority RB Series 2010F TRAN, 2.00%, 6/01/11	7,700	7,708,764
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	5,200	5,261,999
East Bay Municipal Utility District Water System RB Series 2009 VRDN, 0.29%, 3/01/12	15,000	15,000,000
East Bay Municipal Utility District Water System RB Series 2009A-1 MB, 0.29%, 12/01/11	24,000	24,000,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds, 0.28%, 2/01/12 (a)	10,905	10,905,000
East Bay Municipal Utility District Water System Series 2011 TECP, 0.38%, 5/25/11	10,900	10,900,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.33%, 5/06/11 (a)(b)(c)	23,797	23,797,000
Irvine Improvement Board Act of 1915 (Assessment District No. 05-21) Special Assessment Limited Obligation Series 2006A VRDN (US Bank N.A. LOC, CalSTRS LOC), 0.24%, 5/02/11 (a)	9,200	9,200,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Barclays Bank Plc SBPA), 0.21%, 5/06/11 (a)	8,200	8,200,000
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. LOC), 0.28%, 5/06/11 (a)(b)(c)	6,000	6,000,000
Los Angeles Unified School District GO Series 2010A TRAN, 2.00%, 6/30/11	17,300	17,337,556
Riverside County GO Series 2010B TRAN, 2.00%, 6/30/11	10,000	10,023,703
San Diego Unified School District GO Series 2010A TRAN, 2.00%, 6/30/11	20,000	20,046,701
San Francisco County Transportation Series 2011A TECP (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.33%, 6/16/11	11,150	11,150,000
San Francisco County Transportation Series 2011B TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA), 0.33%, 6/16/11	39,100	39,100,000
San Francisco County Transportation Series 2011C TECP (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.32%, 6/16/11	4,585	4,585,000

		496,819,804

Colorado – 5.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	9,595	9,595,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	6,010	6,010,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	3,065	3,065,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	4,935	4,935,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	33

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	$6,510	$6,510,000
Colorado Educational & Cultural Facilities Authority RB (National Jewish Federation Board Project) Series 2005A-6 VRDN (Bank of America N.A. LOC), 0.27%, 5/02/11 (a)	2,190	2,190,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC), 0.27%, 5/06/11 (a)	15,330	15,330,000
Colorado Educational & Cultural Facilities Authority RB Series 2005 (Linfield Christian School Project) VRDN (Evangelical Christian LOC, Wells Fargo Bank N.A LOC), 0.26%, 5/06/11 (a)	7,875	7,875,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.27%, 5/06/11 (a)	5,750	5,750,000
Colorado Springs RB Series 2007B VRDN (Dexia Credit Local SPBA), 0.75%, 5/06/11 (a)	24,930	24,930,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA), 0.80%, 5/06/11 (a)	48,900	48,900,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.28%, 5/06/11 (a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.28%, 5/06/11 (a)	900	900,000
Sheridan Redevelopment Agency, 0.30%, 5/06/11 (a)	2,500	2,500,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC), 0.28%, 5/06/11 (a)	3,100	3,100,000
University of Colorado Enterprise System RB Series 2001A, 5.38%, 6/01/11	1,000	1,004,345

		153,354,345

Connecticut – 0.5%
Connecticut GO Series 2010A BAN, 2.00%, 5/19/11	7,250	7,255,602
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2010G AMT VRDN, 0.45%, 11/15/11	5,200	5,200,000
Westerly GO Series 2010 BAN, 1.50%, 7/28/11	3,815	3,823,780

		16,279,382

Delaware – 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	1,990	1,990,000

District of Columbia – 0.6%
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)(b)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	4,000	4,000,000
District of Columbia RB Series 2010E MB, 0.29%, 5/04/11 (a)	4,300	4,300,000

		17,100,000

Florida – 1.8%
Florida Department of Transportation GO (Right of Way Project) Series 2009B MB, 3.00%, 7/01/11	1,400	1,406,246
Florida Municipal Power Agency RB (All Requirements Supply Project) Series 2008C VRDN (Bank of America N.A. LOC), 0.27%, 5/02/11 (a)	3,400	3,400,000
Jacksonville Florida Electric Authority TECP, 0.31%, 5/04/11	5,000	5,000,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 5/02/11 (a)	2,000	2,000,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 5/06/11 (a)	8,200	8,200,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.25%, 5/06/11 (a)(b)(c)	5	5,000
Orlando & Orange County Expressway Authority RB Series 2003C-4 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.80%, 5/06/11 (a)	20,000	20,000,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN, 0.37%, 11/25/11	4,760	4,760,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	2,765	2,765,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	1,035	1,035,000

		53,906,246

Georgia – 2.0%
Bulloch County School District GO Series 2007 MB, 5.00%, 5/01/11	2,000	2,000,172
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.26%, 5/06/11 (a)	2,000	2,000,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	3,000	3,000,000

See Notes to Financial Statements.
34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC), 0.90%, 5/06/11 (a)	$49,965	$49,965,000

		57,965,172

Idaho – 0.4%
Idaho GO Series 2010 TAN, 2.00%, 6/30/11	11,150	11,179,021

Illinois – 2.2%
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	3,270	3,270,000
Chicago Water RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank SBPA), 0.24%, 5/02/11 (a)	12,150	12,150,000
Illinois Finance Authority PCRB (Northwestern University), 0.43%, 3/01/12	5,800	5,800,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.20%, 5/02/11 (a)	20,535	20,535,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.29%, 5/06/11 (a)	5,400	5,400,000
Illinois Toll Highway Authority RB Series 2011 VRDN (JPMorgan Chase & Co.), 0.27%, 5/06/11 (a)	15,000	15,000,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	2,420	2,420,000

		64,575,000

Indiana – 0.7%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.28%, 5/06/11 (a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC), 0.23%, 5/02/11 (a)	9,900	9,900,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC), 0.31%, 5/06/11 (a)	5,245	5,245,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility), 0.03%, 5/06/11 (a)(b)(c)	4,860	4,860,000

		21,805,000

Iowa – 0.6%
Iowa Finance Authority RB (Northcrest, Inc. Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.28%, 5/06/11 (a)	8,940	8,940,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.27%, 5/02/11 (a)	7,600	7,600,000

		16,540,000

Kansas – 0.1%
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Credit Agreement, Bank of America N.A. Liquidity Facility), 0.38%, 5/06/11 (a)(b)	3,700	3,700,000

Kentucky – 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.25%, 5/06/11 (a)	2,955	2,955,000

Louisiana – 5.8%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.36%, 5/06/11 (a)	5,035	5,035,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.41%, 5/06/11 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.30%, 5/03/11 (a)	16,600	16,600,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008, 0.30%, 5/06/11 (a)	30,000	30,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2009, 0.30%, 5/06/11 (a)	4,700	4,700,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA), 0.46%, 5/06/11 (a)	25,865	25,865,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC), 0.31%, 5/06/11 (a)	41,500	41,500,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN, 0.28%, 5/06/11 (a)	22,000	22,000,000
St. James Parish RB (Pollution Control Revenue Refunding Bonds) Series 1988 VRDN, 0.17%, 5/03/11 (a)	16,500	16,500,000

		169,700,000

Maryland – 3.3%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	4,205	4,205,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	1,875	1,875,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (Bank of America N.A. LOC), 0.28%, 5/06/11 (a)	9,150	9,150,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	3,215	3,215,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	9,000	9,000,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	$1,310	$1,310,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	1,750	1,750,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	3,995	3,995,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2005B VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	5,000	5,000,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 5/06/11 (a)(b)	2,980	2,980,000
Maryland Industrial Development Financing Authority RB (Wexford Maryland Biopark 3 Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	35,000	35,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	2,110	2,110,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	2,105	2,105,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	2,200	2,200,000
Prince George’s County Maryland RB (Collington Episcopal Project) Series 2006A VRDN (Bank of America N.A. LOC), 0.28%, 5/06/11 (a)	80	80,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	4,390	4,390,000

		96,765,000

Massachusetts – 2.9%
Danvers Mass, 1.50%, 7/08/11	10,450	10,472,232
Falmouth GO Series 2010 BAN, 1.25%, 7/15/11	21,717	21,752,976
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN, 0.35%, 11/25/11 (a)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility), 0.43%, 5/06/11 (a)(b)	42,575	42,575,000
Massachusetts GO Series 2006A VRDN (Dexia Credit Local SBPA), 0.39%, 5/02/11 (a)	7,540	7,540,000

		84,340,208

Michigan – 5.1%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM SBPA, JPMorgan Chase Bank Liquidity Facility), 0.51%, 5/06/11 (a)(d)	8,000	8,000,000
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA), 0.29%, 5/06/11 (a)	30,935	30,935,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility), 0.29%, 5/06/11 (a)	9,135	9,135,000
Michigan Finance Authority Series 2010D-1 RAN, 2.00%, 8/19/11	3,020	3,030,833
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank N.A. LOC), 2.00%, 8/22/11	8,200	8,240,498
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN, 0.35%, 11/25/11 (a)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN, 0.35%, 11/25/11 (a)	4,520	4,520,000
Michigan State University RB Series 2000-2001A VRDN (Bank of America N.A. SBPA), 0.24%, 5/06/11 (a)	100	100,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC), 0.29%, 5/06/11 (a)	81,490	81,490,000

		151,451,331

Minnesota – 0.3%
Minnesota School District Tax & Aid Anticipation Borrowing Program COP Series 2010B, 2.00%, 9/01/11	5,000	5,027,700
RBC Municipal Products, Inc. Trust Series 2010E-19 VRDN (Royal Bank of Canada LOC), 0.35%, 8/11/11 (a)	2,900	2,900,000

		7,927,700

Mississippi – 0.5%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC), 0.28%, 5/06/11 (a)	13,650	13,650,000

Missouri – 0.2%
Missouri Health and Educational Facilities Authority RB (Ascension Health Credit Group Project) Series 2003C-1 MB, 0.48%, 11/15/11 (a)	3,325	3,325,000
Missouri State Health & Educational Facilities Authority RB (SSM Health Care Project) Series 2001A MB, 5.25%, 6/01/11	3,325	3,372,091

		6,697,091

Multi-State – 0.4%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. Liquidity Facility), 0.34%, 5/06/11 (a)(b)(c)	11,000	11,000,000

Nebraska – 0.3%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.28%, 5/06/11 (a)(b)(c)	8,500	8,500,000

See Notes to Financial Statements.
36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada – 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN, 2.50%, 6/01/11	$5,590	$5,598,810
New Hampshire – 0.8%
New Hampshire Business Finance Authority RB (Lonza Biologics Inc. Project) Series 2010 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.32%, 5/06/11 (a)	14,400	14,400,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.22%, 5/06/11 (a)	2,005	2,005,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC), 0.22%, 5/06/11 (a)	7,675	7,675,000

		24,080,000

New Jersey – 0.6%
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 DN (JPMorgan Chase Bank LOC), 0.23%, 5/06/11 (a)	6,700	6,700,000
New Jersey Environmental Infrastructure Trust RB Series 2004 AMT VRDN (Waste Water Treatment 95AP), 5.00%, 9/01/11	1,000	1,015,672
New Jersey State TRAN PUTTERS Series 2010-3848 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.30%, 5/19/11 (a)(b)(c)	10,000	10,000,000

		17,715,672

New York – 14.4%
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.75%, 5/06/11 (a)	104,100	104,100,000
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	9,335	9,335,000
New York City GO Series 2004H-4 VRDN (Bank of New York LOC), 0.21%, 5/02/11 (a)	25,270	25,270,000
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 VRDN, 0.48%, 9/15/11 (a)	6,055	6,055,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority RB (General Resolution Project) Series 2011 VRDN (Bank of America NA SBPA), 0.23%, 5/03/11 (a)	11,250	11,250,000
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.18%, 5/03/11 (a)	9,100	9,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.22%, 5/03/11 (a)	3,000	3,000,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA), 0.22%, 5/04/11 (a)	89,500	89,500,000
New York City Trust for Cultural Resources RB (Lincoln Center for the Performing Arts, Inc. Project) Series 2008A-1 VRDN (Bank of America N.A. LOC), 0.25%, 5/02/11 (a)	25,270	25,270,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA), 0.25%, 5/02/11 (a)	11,300	11,300,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.26%, 5/06/11 (a)	5,000	5,000,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (Dexia Credit LOC), 0.85%, 5/06/11 (a)	46,165	46,165,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 5/06/11 (a)	8,100	8,100,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	7,055	7,055,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.70%, 5/06/11 (a)	45,310	45,310,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	8,700	8,700,000

		424,510,000

North Carolina – 2.6%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 5/02/11 (a)	11,600	11,600,000
Durham County GO Series 2010A MB, 2.00%, 11/01/11	2,135	2,152,577
Mecklenburg County GO Series 2009D VRDN, 0.36%, 11/25/11 (a)	3,410	3,410,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	6,780	6,780,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.53%, 5/06/11 (a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	2,805	2,805,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	2,000	2,000,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 5/06/11 (a)	$9,480	$9,480,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	2,950	2,950,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 5/06/11 (a)	17,700	17,700,000
Raleigh RB Series 2009 VRDN, 0.36%, 11/25/11 (a)	2,130	2,130,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	7,900	7,900,000

		76,207,577

Ohio – 3.5%
Akron Bath Copley Joint Township Hospital District (Akron General Health System Project Series 2008 VRDN), 0.25%, 5/06/11 (a)	5,000	5,000,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC), 0.20%, 5/03/11 (a)	9,650	9,650,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC), 0.26%, 5/06/11 (a)	275	275,000
Lucas County GO (Arena Improvement Project) Series 2010 BAN, 1.25%, 7/21/11	12,950	12,970,002
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.28%, 5/06/11 (a)	900	900,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007, 5.00%, 5/01/12	3,600	3,766,219
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.23%, 5/02/11 (a)	1,200	1,200,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Citibank N.A. Liquidity Facility, Fannie Mae Guaranty, Ginnie Mae Guaranty), 0.27%, 5/06/11 (a)(b)(c)	2,200	2,200,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (Barclays Bank Plc LOC), 0.20%, 5/02/11 (a)	14,700	14,700,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 5/02/11 (a)	8,300	8,300,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2011 (Bank of America, Bank of America NA), 0.43%, 5/06/11 (a)	15,405	15,405,000
Sylvania Ohio Street Improvement G.O Series 2010 BAN, 1.25%, 7/13/11	6,950	6,960,508
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 5/06/11 (a)	11,300	11,300,000
Willoughby GO Series 2010 BAN, 1.25%, 10/07/11	11,200	11,236,884

		103,863,613

Oregon – 0.8%
Oregon Department of Transportation Highway User Tax RB Series 2006B-2 VRDN (Dexia Credit Local Liquidity Facility), 0.65%, 5/06/11 (a)	23,700	23,700,000

Pennsylvania – 2.6%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC), 0.26%, 5/06/11 (a)	4,500	4,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC), 0.75%, 5/06/11 (a)	11,600	11,600,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility), 0.27%, 5/06/11 (a)(b)	4,300	4,300,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	10,900	10,900,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pittsburgh Commonwealth System Project) Series 2009A MB (GO of University), 5.00%, 9/15/11	1,000	1,017,317
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.28%, 5/06/11 (a)	16,960	16,960,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 5/06/11 (a)	13,315	13,315,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 5/06/11 (a)	13,545	13,545,000

		76,137,317

Puerto Rico – 0.9%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.42%, 5/06/11 (a)(b)	27,300	27,300,000

Rhode Island – 1.6%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN, 2.00%, 6/30/11	48,250	48,368,274

South Carolina – 0.2%
Piedmont Municipal Power Agency RB Series 2011 VRDN (TD Bank SBPA), 0.24%, 5/06/11 (a)	6,000	6,000,000
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 5/02/11 (a)	200	200,000

		6,200,000

Tennessee – 5.0%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	1,500	1,500,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	6,000	6,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN, 0.35%, 11/25/11 (a)	14,900	14,900,000

See Notes to Financial Statements.
38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.35%, 5/06/11 (a)	$7,255	$7,255,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility, JPMorgan Chase Bank N.A. Guaranty), 0.31%, 5/06/11 (a)(b)(c)	57,990	57,990,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 5/06/11 (a)	6,000	6,000,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series A 1994 VRDN (VAR-Methodist Le Bonheur, US Bank N.A. LOC), 0.31%, 5/06/11 (a)	33,600	33,600,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (JPMorgan Chase Bank N.A. Insurance, BNP Paribas Liquidity Facility), 0.31%, 5/06/11 (a)(b)	19,545	19,545,000

		146,790,000

Texas – 6.7%
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility), 0.26%, 5/06/11 (a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	1,800	1,800,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (AGM Corp. Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	8,070	8,070,000
Harris County RB (Toll Road Subordinate Lien Project) Series 2010A-2 MB (JPMorgan Chase Bank N.A. Liquidity Facility), 2.00%, 8/15/11 (a)	16,080	16,156,817
Houston GO Series 2010 TRAN, 2.00%, 6/30/11	14,000	14,036,438
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF Insurance), 0.26%, 5/06/11 (a)(b)(c)	4,950	4,950,000
Klein Independent School District Texas, 3.50%, 2/01/12	1,000	1,022,320
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	3,215	3,215,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	3,195	3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty), 0.38%, 8/16/11 (a)	15,700	15,700,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.29%, 5/06/11 (a)	1,500	1,500,000
San Antonio RB (Texas Hotel Occupancy Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 5/06/11 (a)	9,800	9,800,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	3,975	3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)	7,650	7,650,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	2,245	2,245,000
Texas RB Series 2010 TRAN, 2.00%, 8/31/11	88,150	88,628,116
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	3,445	3,445,000

		196,588,691

Utah – 0.5%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 5/02/11 (a)	16,000	16,000,000

Vermont – 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC), 0.23%, 5/02/11 (a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC), 0.22%, 5/06/11 (a)	3,600	3,600,000

		6,600,000

Virginia – 0.9%
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.29%, 5/06/11 (a)	865	865,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN, 0.38%, 11/25/11 (a)	2,000	2,000,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Credit Local SBPA), 0.90%, 5/06/11 (a)	23,550	23,550,000

		26,415,000

Washington – 0.9%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Corp. Insurance, Deutsche Bank A.G. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	3,925	3,925,000
King County Washington TECP, 0.32%, 5/02/11	10,000	10,000,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	39

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
University of Washington RB Municipal Trust Receipts Floaters Series 2009-3005 VRDN (Morgan Stanley Municipal Funding Liquidity Facility), 0.27%, 5/02/11 (a)(b)(c)	$10,000	$10,000,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2010-2C VRDN (Wells Fargo Bank N.A. LOC), 0.29%, 5/06/11 (a)(b)(c)	1,500	1,500,000

		25,425,000

West Virginia – 0.5%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2009A VRDN (Royal Bank of Scotland LOC), 0.26%, 5/06/11 (a)	15,800	15,800,000

Wisconsin – 5.6%
State of Wisconsin Economic Series 2008, 0.37%, 8/08/11	6,000	6,000,000
State of Wisconsin TECP:
0.41%, 5/05/11	85,650	85,650,000
0.36%, 5/18/11	12,000	12,000,000
0.39%, 6/07/11	46,000	46,000,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008A TECP (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/01/11	5,000	5,000,000
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 5/06/11 (a)	8,800	8,800,000

		163,450,000

Total Investments (Cost $2,936,255,090*) – 99.8%		2,936,255,090
Other Assets Less Liabilities – 0.2%		5,140,078

Net Assets – 100.0%		$2,941,395,168

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the cir cumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$2,936,255,090	–	$2,936,255,090

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.
40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 96.2%
Bay Area Toll Authority (San Francisco Bay Area) RB Series 2008C-1 VRDN (Union Bank N.A. LOC), 0.20%, 5/06/11 (a)	$9,100	$9,100,000
California Department of Water Resource Power Supply RB Series 2002C-4 VRDN (JPMorgan Chase Bank N.A. SBPA, CalSTRS SBPA), 0.24%, 5/06/11 (a)	1,500	1,500,000
California Department of Water Resource Power Supply RB Series 2002C-9 VRDN (Bank of America N.A. SBPA, CalSTRS SBPA), 0.24%, 5/06/11 (a)	10,700	10,700,000
California Department of Water Resources Power Supply RB Series 2002C-13 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 1.05%, 5/06/11 (a)	2,600	2,600,000
California Department of Water Resources Power Supply RB Series 2002C-7 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 1.05%, 5/06/11 (a)	2,175	2,175,000
California Educational Facilities Authority RB Series 2010A Notes, 2.00%, 7/01/11	4,200	4,210,048
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Wells Fargo Co, Wells Fargo Bank NA), 0.26%, 5/03/11 (a)	5,600	5,600,000
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.23%, 5/03/11 (a)	6,000	6,000,000
California GO (Daily Kindergarten University Project) Series 2004A-6 VRDN (Citibank N.A. LOC, CalSTRS LOC), 0.25%, 5/06/11 (a)	1,900	1,900,000
California GO Municipal Trust Receipts Floaters Series 2003A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%, 5/03/11 (a)(b)	4,600	4,600,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.31%, 5/06/11 (a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement), 0.31%, 5/06/11 (a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Credit Agreement), 0.33%, 5/06/11 (a)(b)(c)	1,300	1,300,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.24%, 5/06/11 (a)	6,500	6,500,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B DN (MBIA Insurance, Morgan Guaranty Trust SBPA), 0.25%, 5/06/11 (a)	13,100	13,100,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.24%, 5/06/11 (a)	4,405	4,405,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 5/06/11 (a)	1,800	1,800,000
California Pollution Control Financing Authority RB Series 1997 VRDN, 0.30%, 5/03/11	6,900	6,900,000
California School Cash Reserve Program Authority RB Series 2010B TRAN, 2.00%, 6/01/11	5,800	5,806,655
California School Cash Reserve Program Authority RB Series 2010F TRAN, 2.00%, 6/01/11	1,600	1,601,821
California School Cash Reserve Program Authority RB Series 2011L TRAN, 2.50%, 10/31/11	1,000	1,009,727
California School Cash Reserve Program Authority RB Series 2011M TRAN, 2.50%, 12/30/11	1,600	1,619,036
California School Cash Reserve Program Authority RB Series 2011O TRAN, 2.50%, 1/31/12	1,000	1,012,676
California School Cash Reserve Program Authority RB Series 2011P TRAN, 2.50%, 1/31/12	1,400	1,416,692
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN JPMorgan Chase Bank N.A. Liquidity Facility, JPMorgan Chase Bank N.A. LOC), 0.36%, 5/06/11 (a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB Series 2007A VRDN (Assured Guaranty Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.24%, 5/06/11 (a)	5,600	5,600,000
California Statewide Communities Development Authority RB Series 2010A-1 TRAN, 2.00%, 6/30/11	1,400	1,403,247
California Statewide Communities Development Authority Series 1995-1 VRDN (ABN-AMRO Bank N.V. LOC), 0.28%, 5/06/11 (a)	4,000	4,000,000
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Lloyds TSB Bank Plc LOC), 0.21%, 5/06/11 (a)	5,500	5,500,000
Coast Community College District Municipal Trust Receipts Floaters Series 2008-33TP VRDN (AGM Insurance, Wells Fargo Bank N.A. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	5,000	5,000,000
East Bay California Municipal Utility District Water System Series 2011 TECP:
0.40%, 6/03/11	7,700	7,700,000
0.40%, 6/06/11	5,400	5,400,000
0.40%, 6/08/11	4,500	4,500,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.60%, 5/06/11 (a)	10,000	10,000,000
East Bay Municipal Utility District Water System RB Series 2009A-1 TECP, 0.29%, 12/01/11	3,125	3,125,000
East Bay Municipal Utility District Water System RB Series 2009A-2 TECP, 0.29%, 3/01/12	3,800	3,800,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds, 0.28%, 2/01/12	4,000	4,000,000
East Bay Municipal Utility District Water System Series 2011 TECP:
0.41%, 5/10/11	10,500	10,500,000
0.37%, 5/18/11	1,500	1,500,000
0.38%, 5/25/11	2,500	2,500,000

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	41

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
El Dorado Irrigation District & El Dorado Water Agency COP Series 2008A VRDN (Dexia Credit Local LOC), 0.25%, 5/06/11 (a)	$2,000	$2,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding, Inc. LOC), 0.33%, 5/06/11 (a)(b)(c)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty), 0.33%, 5/06/11 (a)(b)(c)	18,973	18,973,000
Irvine Improvement Board Act of 1915 (Assessment District No. 05-21) Special Assessment Limited Obligation Series 2006A VRDN (US Bank N.A. LOC, CalSTRS LOC), 0.24%, 5/02/11 (a)	16,500	16,500,000
Irvine Ranch Water District RB Series 2011A-1, 0.31%, 4/02/12	1,300	1,300,000
Irvine Ranch Water District RB Series 2011A-2, 0.31%, 4/02/12	1,800	1,800,000
Long Beach GO Series 2010 TRAN, 2.00%, 9/30/11	1,745	1,756,725
Los Angeles County Schools COP Series 2010D-1 TRAN (GO of Participants), 2.00%, 6/30/11	1,000	1,002,379
Los Angeles County Schools COP Series 2011F-4 TRAN (GO of Participants), 2.00%, 2/01/12	2,785	2,808,460
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. LOC), 0.28%, 5/06/11 (a)(b)(c)	1,600	1,600,000
Los Angeles Unified School District GO Series 2010A TRAN, 2.00%, 6/30/11	4,800	4,810,420
Metropolitan Water District of Southern California Waterworks RB Series 2009A-1 Mandatory Put, 0.27%, 1/06/12	7,000	7,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2010A VRDN, 0.21%, 5/06/11 (a)	4,885	4,885,000
Milpitas Unified School District GO Series 2010 TRAN, 5.50%, 6/30/11	1,900	1,904,407
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC44 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility), 0.26%, 5/06/11 (a)(c)	250	250,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.28%, 5/06/11 (a)(c)	10,000	10,000,000
Panama-Buena Vista Union School District GO Series 2011 TRAN, 2.00%, 10/03/11	2,890	2,905,808
Petaluma School District GO Series 2010 TRAN, 1.50%, 7/01/11	1,200	1,201,524
Puttable Floating Option Tax-Exempt Receipts RB Series 2007-4066, 0.41%, 5/06/11 (a)	2,600	2,600,000
Riverside County GO Series 2010B TRAN, 2.00%, 6/30/11	3,800	3,809,007
Sacramento Suburban Water District COP Series 2008A-2 VRDN (Lloyds TSB Bank Plc LOC), 0.22%, 5/06/11 (a)	2,520	2,520,000
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.24%, 5/06/11 (a)	7,500	7,500,000
San Diego Unified School District GO Series 2010A TRAN, 2.00%, 6/30/11	4,500	4,510,508
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 1.05%, 5/06/11 (a)	6,900	6,900,000
San Francisco County Transportation Series 2011B TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA), 0.33%, 6/16/11	6,250	6,250,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (AGM Corp. Insurance, PB Capital Corp. Liquidity Facility), 0.29%, 5/06/11 (a)(b)(c)	4,135	4,135,000
Santa Barbara County Schools Financing Authority RB Series 2010 TRAN, 2.00%, 6/30/11	1,900	1,904,504
Torrance RB (Torrance Memorial Medical Center Project) Series 2010B VRDN (Citibank N.A. LOC), 0.24%, 5/06/11 (a)	3,300	3,300,000

		319,811,644

Puerto Rico – 4.5%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.42%, 5/06/11 (a)(c)	10,000	10,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local SBPA), 0.95%, 5/06/11 (a)(b)(c)	5,000	5,000,000

		15,000,000

Total Investments (Cost $334,811,644*) – 100.7%		334,811,644
Liabilities in Excess of Other Assets – (0.7%)		(2,248,419)

Net Assets – 100.0%		$332,563,225

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.
42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (concluded)	California Money Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$334,811,644	–	$334,811,644

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	43

Schedule of Investments April 30, 2011 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 82.7%
Beekmantown Central School District GO Series 2010 BAN (State Aid Withholding Insurance), 1.25%, 7/07/11	$833	$834,443
Bronxville Union Free School District GO Series 2010 BAN, 1.25%, 9/23/11	710	712,104
Clinton County GO Series 2010 BAN, 1.25%, 7/15/11	808	808,868
Copiague Union Free School District GO Series 2010 TAN, 1.50%, 6/30/11	1,360	1,362,133
East Rockaway Union Free School District GO Series 2010 TAN, 1.25%, 6/23/11	725	725,658
Greece Central School District GO Series 2010 BAN (State Aid Withholding Insurance), 1.25%, 12/29/11	915	918,796
Irvington Union Free School District GO Series 2010 TAN, 1.25%, 6/17/11	1,025	1,025,918
Kenmore Tonawanda Union Free School District GO Series 2010 BAN, 1.50%, 9/08/11	1,275	1,278,600
Levittown Union Free School District GO Series 2010 BAN (State Aid Withholding Insurance), 1.25%, 7/15/11	915	916,308
Merrick Union Free School District GO Series 2010 TAN, 1.25%, 6/24/11	665	665,786
Metropolitan Trans Auth NY Revenue TECP, 0.28%	4,200	4,200,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 5/06/11 (a)	2,210	2,210,000
Mount Vernon GO Series 2010 BAN, 1.25%, 7/15/11	1,210	1,211,283
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.26%, 5/06/11 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.27%, 5/06/11 (a)	3,975	3,975,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.27%, 5/06/11 (a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.29%, 5/06/11 (a)	2,300	2,300,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.24%, 5/06/11 (a)	6,150	6,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	5,170	5,170,000
New York City Housing Development Corp. Multifamily Housing RB (Beekman Tower Project) Series 2008A VRDN (Royal Bank of Scotland LOC), 0.33%, 5/06/11 (a)	6,000	6,000,000
New York City Housing Development Corp. Multifamily Housing RB Series 2008M VRDN, 0.48%, 9/30/11 (a)	2,260	2,260,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 5/06/11 (a)	850	850,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wells Fargo Bank N.A. SBPA), 0.24%, 5/06/11 (a)	4,400	4,400,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products, Inc. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	3,900	3,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 VRDN (BNP Paribas SBPA), 0.18%, 5/02/11 (a)	7,600	7,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	5,400	5,400,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010F-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.27%, 5/06/11 (a)	14,000	14,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA), 0.23%, 5/06/11 (a)	3,300	3,300,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.20%, 5/06/11 (a)	1,500	1,500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN, 0.17%, 5/06/11 (a)	4,850	4,850,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.25%, 5/06/11 (a)	5,800	5,800,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC), 0.24%, 5/06/11 (a)	3,095	3,095,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility), 0.26%, 5/06/11 (a)(b)(c)	8,800	8,800,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	2,000	2,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (Dexia Credit Local SBPA), 0.65%, 5/06/11 (a)	2,500	2,500,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.28%, 5/06/11 (a)	3,900	3,900,000
New York State Power Authority TECP, 0.36%, 5/18/11	2,500	2,500,000
North Colonie Central School District GO Series 2010 BAN (State Aid Withholding Insurance), 1.25%, 5/27/11	628	628,221
Orchard Park GO Series 2010 BAN, 1.25%, 10/26/11	830	832,817
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Corp. Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility), 0.27%, 5/06/11 (a)(b)(c)	1,000	1,000,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 5/06/11 (a)	1,200	1,200,000
Rondout Valley Central School District Accord GO Series 2010 BAN, 1.25%, 6/15/11	1,800	1,801,323
Sachem Central School District GO Series 2010 TAN, 1.50%, 6/23/11	1,300	1,302,092

See Notes to Financial Statements.
44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Scotia-Glenville Central School District GO Series 2010 BAN (State Aid Withholding Insurance), 1.25%, 8/12/11	$1,225	$1,227,060
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 5/02/11 (a)	5,900	5,900,000
Tonawanda Town GO Series 2010 BAN, 1.50%, 9/08/11	610	612,007
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA), 0.75%, 5/06/11 (a)	6,000	6,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA), 0.70%, 5/06/11 (a)	4,805	4,805,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA), 0.25%, 5/06/11 (a)	2,340	2,340,000
Triborough Bridge & Tunnel Authority RB Series 2005B-4 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA), 0.26%, 5/06/11 (a)	6,555	6,555,000
Westhampton Beach Union Free School District GO Series 2010 TAN (State Aid Withholding Insurance), 1.25%, 6/30/11	1,465	1,466,972

		157,760,389

Puerto Rico – 4.3%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA), 0.75%, 5/06/11 (a)	1,500	1,500,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA), 0.26%, 5/06/11 (a)	4,700	4,700,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2006-3677 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local SBPA), 0.95%, 5/06/11 (a)(b)(c)	2,000	2,000,000

		8,200,000

Total Investments (Cost $165,960,389*) – 87.0%		165,960,389
Other Assets Less Liabilities – 13.0%		24,824,824

Net Assets – 100.0%		$190,785,213

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$165,960,389	–	$165,960,389

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	45

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets
Investments at value[1]	$135,551,182	$5,550,797,878	$8,323,075,785	$64,965,180,464	$2,472,943,006
Repurchase agreements at value[2]	–	5,392,639,000	335,000,000	5,245,090,000	3,567,304,000
Cash	779	–	736,596	59,302,271	335
Interest receivable	149,199	1,998,305	1,974,935	15,681,432	347,527
Investments sold receivable	–	–	100,012,193	810,098,766	–
Receivable from advisor	1,102	–	–	–	–
Prepaid expenses	31,389	174,030	166,099	793,541	130,275

Total assets	135,733,651	10,945,609,213	8,760,965,608	71,096,146,474	6,040,725,143

Liabilities
Bank overdraft	–	85,652,584	–	–	–
Investments purchased payable	–	–	175,500,000	1,378,984,833	–
Management fees payable	16,734	1,443,411	1,244,161	9,542,474	511,306
Professional fees payable	16,136	153,160	81,373	632,515	79,630
Custodian fees payable	4,569	175,493	116,050	750,862	98,959
Transfer agent fees payable	3,509	80,937	28,888	335,489	45,469
Officer’s and Trustees’ fees payable	986	18,458	173	58,899	7,967
Income dividends payable	4	26,496	597,183	3,044,011	28,297
Service and distribution fees payable	–	508	78,432	610,687	–
Other accrued expenses payable	19,936	63,360	136,573	304,698	47,674

Total liabilities	61,874	87,614,407	177,782,833	1,394,264,468	819,302

Net Assets	$135,671,777	$10,857,994,806	$8,583,182,775	$69,701,882,006	$6,039,905,841

Net Assets Consist of
Paid-in capital	$135,656,190	$10,857,562,941	$8,582,795,445	$69,698,565,865	$6,039,821,724
Undistributed (distributions in excess of) net investment income	–	–	3,368	(19,417)	–
Accumulated net realized gain	15,587	431,865	383,962	3,335,558	84,117

Net Assets	$135,671,777	$10,857,994,806	$8,583,182,775	$69,701,882,006	$6,039,905,841

[1] Investments at cost	$135,551,182	$5,550,797,878	$8,323,075,785	$64,965,180,464	$2,472,943,006
[2] Repurchase agreements at cost	–	$5,392,639,000	$335,000,000	$5,245,090,000	$3,567,304,000

See Notes to Financial Statements.
46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Statements of Assets and Liabilities (continued)

April 30, 2011 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value
Institutional
Net assets	$122,048,476	$10,218,320,729	$7,847,547,052	$63,174,348,202	$5,065,747,746

Shares outstanding[3]	122,031,183	10,217,978,383	7,847,098,500	63,170,726,886	5,065,648,287

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$11,736,741	$452,343,765	$722,006,455	$1,876,229,399	$381,410,895

Shares outstanding[3]	11,739,058	452,274,354	722,058,866	1,876,608,120	381,412,378

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	$1,140,369	$11,921,632	–	$2,055,562,902	$399,357,048

Shares outstanding[3]	1,140,351	11,920,724	–	2,055,509,717	399,371,398

Net asset value	$1.00	$1.00	–	$1.00	$1.00

Cash Reserve
Net assets	–	$2,722,682	–	$17,965,303	–

Shares outstanding[3]	–	2,722,806	–	17,961,251	–

Net asset value	–	$1.00	–	$1.00	–

Administration
Net assets	$746,191	$19,175,395	$13,629,268	$1,969,577,562	$34,041,391

Shares outstanding[3]	746,220	19,165,443	13,638,079	1,969,641,016	34,035,259

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Select
Net assets	–	$127,345,897	–	$549,219,926	$159,337,810

Shares outstanding[3]	–	127,340,181	–	549,188,473	159,343,453

Net asset value	–	$1.00	–	$1.00	$1.00

Private Client
Net assets	–	$22,800,659	–	$17,591,719	–

Shares outstanding[3]	–	22,802,594	–	17,592,950	–

Net asset value	–	$1.00	–	$1.00	–

Premier
Net assets	–	$3,364,047	–	$41,386,993	$10,951

Shares outstanding[3]	–	3,358,455	–	41,337,452	10,949

Net asset value	–	$1.00	–	$1.00	$1.00

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	47

Statements of Assets and Liabilities (continued)

April 30, 2011 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Assets
Investments at value[1]	$3,437,666,346	$606,491,083	$2,936,255,090	$334,811,644	$165,960,389
Cash	158	82,300	844,894	8,267	86,662
Interest receivable	–	1,431,359	6,016,509	747,982	235,004
Investments sold receivable	–	–	–	–	24,560,899
Receivable from advisor	–	571	–	13	–
Prepaid expenses	64,879	49,811	98,919	25,320	17,639

Total assets	3,437,731,383	608,055,124	2,943,215,412	335,593,226	190,860,593

Liabilities
Investments purchased payable	–	–	1,023,292	2,905,808	–
Management fees payable	291,604	88,690	431,157	45,257	28,076
Professional fees payable	44,481	21,046	47,276	17,272	15,684
Custodian fees payable	30,433	11,408	42,183	7,447	6,599
Transfer agent fees payable	20,583	8,519	32,072	6,257	3,546
Officer’s and Trustees’ fees payable	2,598	2,555	6,130	1,166	803
Income dividends payable	74	43,158	152,263	31,745	10,582
Service and distribution fees payable	–	14,139	48,082	1,646	3,181
Other accrued expenses payable	45,969	13,381	37,789	13,403	6,909

Total liabilities	435,742	202,896	1,820,244	3,030,001	75,380

Net Assets	$3,437,295,641	$607,852,228	$2,941,395,168	$332,563,225	$190,785,213

Net Assets Consist of
Paid-in capital	$3,437,155,056	$607,839,549	$2,941,432,751	$332,562,793	$190,785,295
Undistributed net investment income	–	10,033	2,290	–	–
Accumulated net realized gain (loss)	140,585	2,646	(39,873)	432	(82)

Net Assets	$3,437,295,641	$607,852,228	$2,941,395,168	$332,563,225	$190,785,213

[1] Investments at cost	$3,437,666,346	$606,491,083	$2,936,255,090	$334,811,644	$165,960,389

See Notes to Financial Statements.
48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Statements of Assets and Liabilities (concluded)

April 30, 2011 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Net Asset Value
Institutional
Net assets	$3,054,278,250	$532,232,445	$2,430,373,509	$309,254,312	$160,334,138

Shares outstanding[2]	3,054,195,540	532,204,567	2,430,260,255	308,848,121	159,867,765

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$148,648,320	$75,619,783	$122,669,437	$3,049,091	$722,170

Shares outstanding[2]	148,617,922	75,588,933	122,678,763	3,041,644	720,066

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	$13,606,024	–	$2,334,898	$3,998	$8,638,274

Shares outstanding[2]	13,593,051	–	2,334,588	3,997	8,613,657

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Administration
Net assets	$220,763,047	–	$347,070,456	$2,088,305	$10,818,323

Shares outstanding[2]	220,748,543	–	347,033,464	2,086,095	10,787,381

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Select
Net assets	–	–	$18,067,843	$11,207,621	$7,175,206

Shares outstanding[2]	–	–	18,065,964	11,183,502	7,153,410

Net asset value	–	–	$1.00	$1.00	$1.00

Private Client
Net assets	–	–	$3,281,322	$5,168,765	$2,882,290

Shares outstanding[2]	–	–	3,281,216	5,163,837	2,874,079

Net asset value	–	–	$1.00	$1.00	$1.00

Premier
Net assets	–	–	$17,597,703	$1,791,133	$214,812

Shares outstanding[2]	–	–	17,597,922	1,787,604	214,128

Net asset value	–	–	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	49

Statements of Operations

Six Months Ended April 30, 2011 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Investment Income
Interest	$209,660	$14,968,798	$14,978,639	$113,134,175	$5,970,630

Expenses
Management	301,555	13,202,348	9,761,614	59,730,644	7,081,918
Service and distribution – class specific	22,267	1,395,951	896,118	8,285,140	2,767,318
Professional	15,191	88,607	53,210	350,620	48,855
Registration	12,973	26,976	20,780	34,771	27,506
Transfer agent	8,717	253,956	119,844	1,062,311	117,502
Custodian	4,536	173,164	113,122	747,629	91,208
Printing	2,785	34,505	32,029	179,345	18,754
Officer and Trustees	2,493	80,441	38,621	337,521	38,280
Miscellaneous	17,818	119,327	74,118	483,460	67,831

Total expenses	388,335	15,375,275	11,109,456	71,211,441	10,259,172
Less management fees waived	(157,170)	(1,198,403)	(2,484,422)	(2,197,940)	(1,716,077)
Less service and distribution fees waived – class specific	(22,197)	(1,279,189)	(288,188)	(4,733,388)	(2,741,126)
Less fees paid indirectly	–	(512)	(511)	(1,237)	(140)

Total expenses after fees waived and paid indirectly	208,968	12,897,171	8,336,335	64,278,876	5,801,829

Net investment income	692	2,071,627	6,642,304	48,855,299	168,801

Realized Gain
Net realized gain from Investments	15,413	301,359	164,940	1,636,330	63,343

Net Increase in Net Assets Resulting from Operations	$16,105	$2,372,986	$6,807,244	$50,491,629	$232,144

See Notes to Financial Statements.
50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Statements of Operations (concluded)

Six Months Ended April 30, 2011 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund
Investment Income
Interest	$2,520,171	$1,269,818	$5,417,230	$670,246	$337,997
Expenses
Management	4,115,151	1,198,517	4,799,521	714,402	443,680
Service and distribution – class specific	334,276	126,801	559,362	88,650	99,023
Transfer agent	62,867	17,199	73,420	17,123	9,917
Custodian	39,292	14,156	43,049	6,857	4,582
Professional	31,485	17,929	32,037	16,201	15,277
Officer and Trustees	18,160	5,264	18,404	3,236	2,658
Registration	14,132	19,885	32,945	9,273	5,425
Printing	10,807	4,802	11,626	3,868	2,163
Miscellaneous	41,921	13,367	49,848	8,681	7,597

Total expenses	4,668,091	1,417,920	5,620,212	868,291	590,322
Less management fees waived	(1,813,801)	(606,172)	(1,742,925)	(398,608)	(254,761)
Less service and distribution fees waived – class specific	(334,270)	(39,720)	(202,814)	(66,839)	(82,630)
Less fees paid indirectly	(350)	(223)	(549)	(91)	(7)

Total expenses after fees waived and paid indirectly	2,519,670	771,805	3,673,924	402,753	252,924

Net investment income	501	498,013	1,743,306	267,493	85,073

Realized Gain
Net realized gain from investments	139,489	329	2,326	–	–

Net Increase in Net Assets Resulting from Operations	$139,990	$498,342	$1,745,632	$267,493	$85,073

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	51

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Six Months Ended April 30, 2011	Year Ended October 31,	Six Months Ended April 30, 2011	Year Ended October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$692	$28,105	$2,071,627	$8,282,454
Net realized gain	15,413	25,267	301,359	315,892

Net increase in net assets resulting from operations	16,105	53,372	2,372,986	8,598,346

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(687)	(28,105)	(2,066,377)	(8,281,570)
Dollar	(5)	–	(3,689)	(259)
Cash Management	–	–	(95)	(6)
Cash Reserve	–	–	(23)	(1)
Administration	–	–	(174)	(227)
Select	–	–	(1,055)	(57)
Private Client	–	–	(187)	(12)
Premier	–	–	(27)	(15)
Net realized gain:
Institutional	(17,949)	(128,354)	(610,407)	(712,022)
Dollar	(1,545)	(7,598)	(25,352)	(36,759)
Cash Management	(85)	(7)	(582)	(1,190)
Cash Reserve	–	–	(104)	(182)
Administration	(41)	(66)	(1,602)	(4,148)
Select	–	–	(5,643)	(8,918)
Private Client	–	–	(1,107)	(1,868)
Premier	–	–	(167)	(3,713)

Decrease in net assets resulting from dividends and distributions to shareholders	(20,312)	(164,130)	(2,716,591)	(9,050,947)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(105,411,142)	(153,622,170)	(3,090,183,945)	(1,218,340,226)

Net Assets
Total increase (decrease) in net assets	(105,415,349)	(153,732,928)	(3,090,527,550)	(1,218,792,827)
Beginning of period	241,087,126	394,820,054	13,948,522,356	15,167,315,183

End of period	$135,671,777	$241,087,126	$10,857,994,806	$13,948,522,356

Undistributed (distributions in excess of) net investment income	–	–	–	–

See Notes to Financial Statements.
52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

TempCash		TempFund		T-Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$6,642,304	$11,934,740	$48,855,299	$96,951,160	$168,801	$1,047,228
164,940	515,285	1,636,330	2,532,383	63,343	151,139

6,807,244	12,450,025	50,491,629	99,483,543	232,144	1,198,367

(6,633,718)	(11,898,598)	(48,350,312)	(95,805,188)	(161,204)	(1,020,515)
(161)	(10,866)	(362)	(725)	(2,943)	(10,701)
–	–	(204)	–	(3,073)	(6,141)
–	–	(5)	–	–	–
(5,057)	(23,631)	(523,702)	(1,132,155)	(256)	(1,095)
–	–	(119)	(3)	(1,325)	(6,261)
–	–	(4)	–	–	–
–	–	(8)	(7)	–	(2,515)

(347,742)	(162,847)	(851,102)	(380,205)	(149,090)	(516,487)
(31,266)	(17,389)	(24,668)	(16,155)	(9,463)	(26,948)
–	–	(9,205)	(4,233)	(21,056)	(25,293)
–	–	(453)	(214)	–	–
(689)	(635)	(24,596)	(10,781)	(959)	(2,829)
–	–	(7,915)	(4,286)	(5,814)	(18,055)
–	–	(251)	(159)	–	–
–	–	(528)	(788)	(40)	(7,032)

(7,018,633)	(12,113,966)	(49,793,434)	(97,354,899)	(355,223)	(1,643,872)

53,923,092	606,943,678	559,654,462	2,618,854,312	(489,576,349)	(409,152,730)

53,711,703	607,279,737	560,352,657	2,620,982,956	(489,699,428)	(409,598,235)
8,529,471,072	7,922,191,335	69,141,529,349	66,520,546,393	6,529,605,269	6,939,203,504

$8,583,182,775	$8,529,471,072	$69,701,882,006	$69,141,529,349	$6,039,905,841	$6,529,605,269

$3,368	–	$(19,417)	–	–	–

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	53

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniCash
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations
Net investment income	$501	$442	$498,013	$1,574,382
Net realized gain	139,489	158,882	329	22,932

Net increase in net assets resulting from operations	139,990	159,324	498,342	1,597,314

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(469)	–	(497,995)	(1,574,195)
Dollar	(24)	(286)	(18)	(187)
Cash Management	(2)	(42)	–	–
Administration	(14)	(114)	–	–
Select	–	–	–	–
Private Client	–	–	–	–
Premier	–	–	–	–
Net realized gain:
Institutional	(106,041)	(381,673)	(2,988)	–
Dollar	(7,312)	(17,285)	(530)	–
Cash Management	(950)	(3,809)	–	–
Administration	(3,484)	(11,496)	–	–
Select	–	–	–	–
Private Client	–	–	–	–
Premier	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(118,296)	(414,705)	(501,531)	(1,574,382)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	190,570,143	(1,270,888,696)	(215,395,247)	(193,308,688)

Net Assets
Total increase (decrease) in net assets	190,591,837	(1,271,144,077)	(215,398,436)	(193,285,756)
Beginning of period	3,246,703,804	4,517,847,881	823,250,664	1,016,536,420

End of period	$3,437,295,641	$3,246,703,804	$607,852,228	$823,250,664

Undistributed net investment income	–	–	$10,033	$10,033

See Notes to Financial Statements.
54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

MuniFund		California Money Fund		New York Money Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$1,743,306	$4,961,993	$267,493	$625,623	$85,073	$295,255
2,326	40,957	–	29,696	–	13,000

1,745,632	5,002,950	267,493	655,319	85,073	308,255

(1,673,895)	(4,782,153)	(266,898)	(624,011)	(84,639)	(292,141)
(22)	(45)	(2)	(7)	–	–
(1)	(19)	–	–	(2)	–
(69,397)	(179,733)	(591)	(1,596)	(428)	(3,109)
(4)	(10)	(2)	(7)	(2)	(2)
–	(1)	–	(1)	–	(3)
(3)	(32)	–	(1)	–	–

–	–	(1,057)	(3,537)	(10,817)	(1,759)
–	–	(26)	(157)	(30)	(6)
–	–	–	–	(506)	(52)
–	–	(7)	(25)	(740)	(63)
–	–	(39)	(306)	(773)	(17)
–	–	(13)	(40)	(208)	(33)
–	–	(6)	(49)	(10)	(12)

(1,743,322)	(4,961,993)	(268,641)	(629,737)	(98,155)	(297,197)

(281,052,883)	(2,241,360,768)	10,435,757	(210,476,801)	(45,451,805)	(158,433,322)

(281,050,573)	(2,241,319,811)	10,434,609	(210,451,219)	(45,464,887)	(158,422,264)
3,222,445,741	5,463,765,552	322,128,616	532,579,835	236,250,100	394,672,364

$2,941,395,168	$3,222,445,741	$332,563,225	$322,128,616	$190,785,213	$236,250,100

$2,290	$2,306	–	–	–	–

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	55

Financial Highlights	Federal Trust Fund

	Institutional Shares						Dollar Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0043	0.0283	0.0503	0.0459	0.0000	0.0000	0.0026	0.0258	0.0478	0.0434
Net realized gain	0.0001	0.0003	0.0002	–	–	–	0.0001	0.0003	0.0002	–	–	–

Net increase from investment operations	0.0001	0.0004	0.0045	0.0283	0.0503	0.0459	0.0001	0.0003	0.0028	0.0258	0.0478	0.0434

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0043)	(0.0283)	(0.0503)	(0.0459)	(0.0000)	(0.0000)	(0.0026)	(0.0258)	(0.0478)	(0.0434)
Net realized gain	(0.0001)	(0.0003)	(0.0002)	–	–	–	(0.0001)	(0.0003)	(0.0002)	–	–	–

Total dividends and distributions	(0.0001)	(0.0004)	(0.0045)	(0.0283)	(0.0503)	(0.0459)	(0.0001)	(0.0003)	(0.0028)	(0.0258)	(0.0478)	(0.0434)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.05%	0.45%	2.86%	5.15%	4.68%	0.01%[2]	0.03%	0.28%	2.61%	4.89%	4.42%

Ratios to Average Net Assets
Total expenses	0.32%[3]	0.32%	0.33%	0.30%	0.32%	0.36%	0.57%[3]	0.57%	0.58%	0.56%	0.57%	0.60%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.18%	0.23%	0.20%	0.20%	0.20%	0.19%[3]	0.19%	0.43%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.01%	0.47%	2.88%	5.02%	4.56%	0.00%[3]	0.00%	0.30%	2.34%	4.77%	4.34%

Supplemental Data
Net assets, end of period (000)	$122,048	$217,013	$374,728	$314,886	$331,909	$105,242	$11,737	$23,316	$19,993	$168,573	$43,013	$37,625

See Notes to Financial Statements.
56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (concluded)	Federal Trust Fund

Cash Management Shares			Administration Shares
Six Months Ended April 30, 2011 (Unaudited)		Period September 24, 2010[4] to October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Period April 24, 2009[5] to October 31, 2009	Period November 1, 2007 to August 12, 2008[5]	Period June 1, 2007[4] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0000	0.0002	0.0232	0.0201
Net realized gain	0.0001	–	0.0001	0.0003	0.0002	–	–

Net increase in investment operations	0.0001	0.0000	0.0001	0.0003	0.0004	0.0232	0.0201

Dividends and distributions from:
Net investment income	0.0000	(0.0000)	–	(0.0000)	(0.0002)	(0.0232)	(0.0201)
Net realized gain	(0.0001)	–	(0.0001)	(0.0003)	(0.0002)	–	–

Total dividends and distributions	(0.0001)	(0.0000)	(0.0001)	(0.0003)	(0.0004)	(0.0232)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%[2]	0.01%[2]	0.03%	0.03%[2]	2.34%[2]	2.01%[2]

Ratios to Average Net Assets
Total expenses	0.83%[3]	0.97%[3]	0.43%[3]	0.42%	0.43%[3]	0.39%[3]	0.40%[3]

Total expenses after fees waived and paid indirectly	0.18%[3]	0.24%[3]	0.18%[3]	0.21%	0.25%[3]	0.30%[3]	0.30%[3]

Net investment income	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.00%[3]	3.15%[3]	4.88%[3]

Supplemental Data
Net assets, end of period (000)	$1,140	$250	$746	$508	$99	–	$33,680

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Commencement of operations.
[5]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	57

Financial Highlights	FedFund

	Institutional Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0006	0.0042	0.0289	0.0507	0.0463
Net realized gain	–	0.0001	–	–	–	–

Net increase from investment operations	0.0002	0.0007	0.0042	0.0289	0.0507	0.0463

Dividends and distributions from:
Net investment income	(0.0002)	(0.0006)	(0.0042)	(0.0289)	(0.0507)	(0.0463)
Net realized gain	–	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0002)	(0.0007)	(0.0042)	(0.0289)	(0.0507)	(0.0463)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%[2]	0.07%	0.42%	2.93%	5.19%	4.73%

Ratios to Average Net Assets
Total expenses	0.22%[3]	0.21%	0.23%	0.22%	0.27%	0.28%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.20%	0.22%	0.20%	0.20%	0.20%

Net investment income	0.03%[3]	0.07%	0.39%	2.74%	5.04%	4.64%

Supplemental Data
Net assets, end of period (000)	$10,218,321	$13,129,908	$13,937,909	$10,300,496	$4,583,892	$2,417,594

	Dollar Shares						Cash Management Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,		Period August 12, 2008[4] to October 31, 2008
		2010	2009	2008	2007	2006		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0022	0.0264	0.0482	0.0438	0.0001	0.0000	0.0012	0.0032
Net realized gain	–	0.0001	–	–	–	–	–	0.0001	–	–

Net increase from investment operations	0.0001	0.0001	0.0022	0.0264	0.0482	0.0438	0.0001	0.0001	0.0012	0.0032

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0001)	(0.0000)	(0.0012)	(0.0032)
Net realized gain	–	(0.0001)	–	–	–	–	–	(0.0001)	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0022)	(0.0264)	(0.0482)	(0.0438)	(0.0001)	(0.0001)	(0.0012)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.01%	0.22%	2.68%	4.93%	4.47%	0.01%[2]	0.01%	0.12%	0.32%[2]

Ratios to Average Net Assets
Total expenses	0.47%[3]	0.46%	0.48%	0.48%	0.52%	0.53%	0.72%[3]	0.71%	0.73%	0.72%[3]

Total expenses after fees waived and paid indirectly	0.23%[3]	0.26%	0.43%	0.45%	0.45%	0.45%	0.23%[3]	0.26%	0.51%	0.69%[3]

Net investment income	0.00%[3]	0.00%	0.23%	2.50%	4.83%	4.46%	0.00%[3]	0.00%	0.12%	1.45%[3]

Supplemental Data
Net assets, end of period (000)	$452,344	$590,682	$778,298	$1,148,784	$683,594	$415,040	$11,922	$13,630	$26,633	$25,057

See Notes to Financial Statements.
58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (continued)	FedFund

	Cash Reserve Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0016	0.0250	0.0467	0.0423
Net realized gain	–	0.0001	–	–	–	–

Net increase from investment operations	0.0001	0.0001	0.0016	0.0250	0.0467	0.0423

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0016)	(0.0250)	(0.0467)	(0.0423)
Net realized gain	–	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0016)	(0.0250)	(0.0467)	(0.0423)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.01%	0.16%	2.52%	4.78%	4.31%

Ratios to Average Net Assets
Total expenses	0.62%[3]	0.61%	0.63%	0.63%	0.66%	0.68%

Total expenses after fees waived and paid indirectly	0.23%[3]	0.26%	0.48%	0.60%	0.60%	0.60%

Net investment income	0.00%[3]	0.00%	0.16%	2.18%	4.61%	4.26%

Supplemental Data
Net assets, end of period (000)	$2,723	$2,244	$4,046	$4,336	$1,183	$1,082

	Administration Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0032	0.0280	0.0497	0.0453
Net realized gain	–	0.0001	–	–	–	–

Net increase from investment operations	0.0001	0.0001	0.0032	0.0280	0.0497	0.0453

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0032)	(0.0280)	(0.0497)	(0.0453)
Net realized gain	–	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0280)	(0.0497)	(0.0453)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.01%	0.32%	2.83%	5.09%	4.63%

Ratios to Average Net Assets
Total expenses	0.32%[3]	0.31%	0.33%	0.32%	0.38%	0.38%

Total expenses after fees waived and paid indirectly	0.23%[3]	0.26%	0.32%	0.30%	0.30%	0.30%

Net investment income	0.00%[3]	0.00%	0.34%	2.51%	4.97%	4.67%

Supplemental Data
Net assets, end of period (000)	$19,175	$47,616	$111,129	$134,241	$41,411	$83,069

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Commencement of operations.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	59

Financial Highlights (continued)	FedFund

	Select Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0007	0.0209	0.0427	0.0383
Net realized gain	–	0.0001	–	–	–	–

Net increase from investment operations	0.0001	0.0001	0.0007	0.0209	0.0427	0.0383

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0007)	(0.0209)	(0.0427)	(0.0383)
Net realized gain	–	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0007)	(0.0209)	(0.0427)	(0.0383)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.01%	0.07%	2.11%	4.36%	3.90%

Ratios to Average Net Assets
Total expenses	1.07%[3]	1.06%	1.08%	1.07%	1.12%	1.13%

Total expenses after fees waived and paid indirectly	0.23%[3]	0.26%	0.56%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.00%	0.06%	2.03%	4.24%	3.86%

Supplemental Data
Net assets, end of period (000)	$127,346	$130,268	$181,556	$166,590	$98,752	$52,420

	Private Client Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0013	0.0241	0.0462	0.0423
Net realized gain	–	0.0001	–	–	–	–

Net increase from investment operations	0.0001	0.0001	0.0013	0.0241	0.0462	0.0423

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0013)	(0.0241)	(0.0462)	(0.0423)
Net realized gain	–	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)	(0.0423)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.01%	0.13%	2.44%	4.72%	4.31%

Ratios to Average Net Assets
Total expenses	1.07%[3]	1.06%	1.08%	1.07%	1.12%	1.13%

Total expenses after fees waived and paid indirectly	0.23%[3]	0.26%	0.55%	0.68%	0.66%	0.60%

Net investment income	0.00%[3]	0.00%	0.18%	2.59%	4.58%	4.25%

Supplemental Data
Net assets, end of period (000)	$22,801	$25,918	$41,179	$102,147	$768,612	$295,307

See Notes to Financial Statements.
60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (concluded)	FedFund

	Premier Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0013	0.0241	0.0462	0.0423
Net realized gain	–	0.0001	–	–	–	–

Net increase from investment operations	0.0001	0.0001	0.0013	0.0241	0.0462	0.0423

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)	(0.0013)	(0.0241)	(0.0462)	(0.0423)
Net realized gain	–	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0241)	(0.0462)	(0.0423)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.01%	0.13%	2.44%	4.72%	4.31%

Ratios to Average Net Assets
Total expenses	0.82%[3]	0.81%	0.83%	0.82%	0.87%	0.88%

Total expenses after fees waived and paid indirectly	0.23%[3]	0.26%	0.53%	0.68%	0.66%	0.60%

Net investment income	0.00%[3]	0.00%	0.11%	2.47%	4.60%	4.15%

Supplemental Data
Net assets, end of period (000)	$3,364	$8,256	$86,563	$91,990	$93,867	$48,396

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	61

Financial Highlights	TempCash

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0019	0.0090	0.0336	0.0521	0.0471
Dividends from net investment income	(0.0009)	(0.0019)	(0.0090)	(0.0336)	(0.0521)	(0.0471)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%[2]	0.19%	0.90%	3.42%	5.34%	4.82%

Ratios to Average Net Assets
Total expenses	0.24%[3]	0.25%	0.27%	0.22%	0.24%	0.23%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.18%	0.21%	0.18%	0.18%	0.18%

Net investment income	0.17%[3]	0.19%	0.85%	3.46%	5.22%	4.79%

Supplemental Data
Net assets, end of period (000)	$7,847,547	$7,833,532	$6,992,221	$6,073,793	$11,420,516	$9,769,075

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0065	0.0313	0.0496	0.0446
Dividends from net investment income	(0.0000)	(0.0000)	(0.0065)	(0.0313)	(0.0496)	(0.0446)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%	0.65%	3.16%	5.08%	4.56%

Ratios to Average Net Assets
Total expenses	0.49%[3]	0.50%	0.52%	0.48%	0.49%	0.48%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.36%	0.46%	0.44%	0.43%	0.43%

Net investment income	0.00%[3]	0.00%	0.67%	3.07%	4.96%	4.50%

Supplemental Data
Net assets, end of period (000)	$722,006	$680,296	$879,332	$1,011,158	$1,004,425	$826,331

See Notes to Financial Statements.
62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (concluded)	TempCash

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,		Period November 30, 2007 to	Period November 1, 2006 to	Period November 15, 2005[4] to
	(Unaudited)	2010	2009	October 31, 2008[5]	September 24, 2007[6]	October 31, 2006[7]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0009	0.0080	0.0169	0.0386	0.0301
Dividends from net investment income	(0.0004)	(0.0009)	(0.0080)	(0.0169)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%[2]	0.09%	0.80%	1.70%[2]	3.92%[2]	3.04%[2]

Ratios to Average Net Assets
Total expenses	0.34%[3]	0.35%	0.37%	0.33%[3]	0.34%[3]	0.34%[3]

Total expenses after fees waived and paid indirectly	0.28%[3]	0.28%	0.31%	0.28%[3]	0.28%[3]	0.28%[3]

Net investment income	0.07%[3]	0.08%	0.78%	2.51%[3]	5.12%[3]	5.01%[3]

Supplemental Data
Net assets, end of period (000)	$13,629	$15,643	$50,638	$50,014	–	$25,461

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Commencement of operations.
[5]	There were no Administration Shares outstanding during the period November 1, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.
[6]	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007 or the period September 25, 2007 to October 31, 2007.
[7]	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	63

Financial Highlights	TempFund

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0016	0.0086	0.0338	0.0521	0.0470
Dividends from net investment income	(0.0008)	(0.0016)	(0.0086)	(0.0338)	(0.0521)	(0.0470)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%[2]	0.16%	0.87%	3.43%	5.33%	4.81%

Ratios to Average Net Assets
Total expenses	0.19%[3]	0.19%	0.21%	0.19%	0.20%	0.20%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.18%	0.21%	0.18%	0.18%	0.18%

Net investment income	0.16%[3]	0.16%	0.83%	3.33%	5.22%	4.78%

Supplemental Data
Net assets, end of period (000)	$63,174,348	$64,366,170	$58,792,099	$43,874,587	$50,720,755	$25,788,255

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0062	0.0313	0.0496	0.0445
Dividends from net investment income	(0.0000)	(0.0000)	(0.0062)	(0.0313)	(0.0496)	(0.0445)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.62%	3.18%	5.07%	4.55%

Ratios to Average Net Assets
Total expenses	0.44%[3]	0.44%	0.46%	0.44%	0.45%	0.45%

Total expenses after fees waived and paid indirectly	0.34%[3]	0.34%	0.45%	0.43%	0.43%	0.43%

Net investment income	0.00%[3]	0.00%	0.68%	3.14%	4.95%	4.44%

Supplemental Data
Net assets, end of period (000)	$1,876,229	$1,820,807	$3,788,512	$6,546,254	$6,310,899	$4,971,729

See Notes to Financial Statements.
64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (continued)	TempFund

	Cash Management Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0045	0.0288	0.0471	0.0420
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0471)	(0.0420)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.45%	2.92%	4.81%	4.28%

Ratios to Average Net Assets
Total expenses	0.69%[3]	0.69%	0.71%	0.69%	0.70%	0.70%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.35%	0.62%	0.68%	0.68%	0.68%

Net investment income	0.00%[3]	0.00%	0.48%	2.77%	4.71%	4.24%

Supplemental Data
Net assets, end of period (000)	$2,055,563	$613,283	$835,930	$1,155,402	$724,122	$358,944

	Cash Reserve Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0298	0.0481	0.0430
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0298)	(0.0481)	(0.0430)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.51%	3.02%	4.92%	4.39%

Ratios to Average Net Assets
Total expenses	0.59%[3]	0.59%	0.61%	0.59%	0.60%	0.61%

Total expenses after fees waived and paid indirectly	0.34%[3]	0.34%	0.54%	0.58%	0.58%	0.58%

Net investment income	0.00%[3]	0.00%	0.45%	3.09%	4.80%	4.38%

Supplemental Data
Net assets, end of period (000)	$17,965	$33,627	$16,312	$10,398	$12,090	$17,173

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	65

Financial Highlights (continued)	TempFund

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0006	0.0076	0.0328	0.0511	0.0460
Dividends from net investment income	(0.0003)	(0.0006)	(0.0076)	(0.0328)	(0.0511)	(0.0460)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%[2]	0.06%	0.76%	3.33%	5.23%	4.70%

Ratios to Average Net Assets
Total expenses	0.29%[3]	0.29%	0.31%	0.29%	0.30%	0.30%

Total expenses after fees waived and paid indirectly	0.28%[3]	0.28%	0.31%	0.28%	0.28%	0.28%

Net investment income	0.05%[3]	0.06%	0.75%	3.25%	5.11%	4.65%

Supplemental Data
Net assets, end of period (000)	$1,969,578	$1,681,583	$2,007,285	$2,079,257	$1,842,566	$1,763,132

	Select Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0031	0.0256	0.0439	0.0388
Dividends from net investment income	(0.0000)	(0.0000)	(0.0031)	(0.0256)	(0.0439)	(0.0388)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.31%	2.59%	4.48%	3.95%

Ratios to Average Net Assets
Total expenses	1.04%[3]	1.04%	1.06%	1.04%	1.05%	1.05%

Total expenses after fees waived and paid indirectly	0.34%[3]	0.34%	0.77%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.00%	0.32%	2.56%	4.39%	3.89%

Supplemental Data
Net assets, end of period (000)	$549,220	$563,559	$829,031	$922,457	$888,584	$810,613

See Notes to Financial Statements.
66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (concluded)	TempFund

	Private Client Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0045	0.0288	0.0473	0.0428
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)	(0.0428)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.45%	2.92%	4.84%	4.37%

Ratios to Average Net Assets
Total expenses	1.04%[3]	1.04%	1.07%	1.04%	1.05%	1.05%

Total expenses after fees waived and paid indirectly	0.34%[3]	0.34%	0.66%	0.68%	0.65%	0.60%

Net investment income	0.00%[3]	0.00%	0.65%	3.03%	4.73%	4.32%

Supplemental Data
Net assets, end of period (000)	$17,592	$19,942	$30,502	$148,322	$1,566,346	$1,479,708

	Premier Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0045	0.0288	0.0473	0.0428
Dividends from net investment income	(0.0000)	(0.0000)	(0.0045)	(0.0288)	(0.0473)	(0.0428)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.45%	2.92%	4.84%	4.37%

Ratios to Average Net Assets
Total expenses	0.79%[3]	0.79%	0.81%	0.79%	0.80%	0.80%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.32%	0.64%	0.68%	0.66%	0.60%

Net investment income	0.00%[3]	0.00%	0.50%	2.99%	4.73%	4.29%

Supplemental Data
Net assets, end of period (000)	$41,387	$42,558	$220,876	$338,821	$509,731	$395,943

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	67

Financial Highlights	T-Fund

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0012	0.0224	0.0493	0.0456
Net realized gain	–	0.0001	0.0001	–	–	–

Net increase from investment operations	0.0000	0.0002	0.0013	0.0224	0.0493	0.0456

Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0012)	(0.0224)	(0.0493)	(0.0456)
Net realized gain	–	(0.0001)	(0.0001)	–	–	–

Total dividends and distributions	(0.0000)	(0.0002)	(0.0013)	(0.0224)	(0.0493)	(0.0456)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.02%	0.13%	2.26%	5.05%	4.65%

Ratios to Average Net Assets
Total expenses	0.23%[3]	0.22%	0.25%	0.22%	0.25%	0.26%

Total expenses after fees waived and paid indirectly	0.17%[3]	0.18%	0.23%	0.21%	0.20%	0.20%

Net investment income	0.01%[3]	0.02%	0.17%	2.01%	4.88%	4.57%

Supplemental Data
Net assets, end of period (000)	$5,065,748	$5,571,099	$5,753,138	$18,422,915	$6,280,213	$2,906,319

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0002	0.0199	0.0468	0.0431
Net realized gain	–	0.0001	0.0001	–	–	–

Net increase from investment operations	0.0000	0.0001	0.0003	0.0199	0.0468	0.0431

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0199)	(0.0468)	(0.0431)
Net realized gain	–	(0.0001)	(0.0001)	–	–	–

Total dividends and distributions	(0.0000)	(0.0001)	(0.0003)	(0.0199)	(0.0468)	(0.0431)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.03%	2.00%	4.79%	4.39%

Ratios to Average Net Assets
Total expenses	0.48%[3]	0.47%	0.50%	0.47%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.20%	0.36%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.00%	0.04%	2.13%	4.69%	4.32%

Supplemental Data
Net assets, end of period (000)	$381,411	$406,682	$339,493	$973,576	$775,904	$691,792

See Notes to Financial Statements.
68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (continued)	T-Fund

	Cash Management Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0174	0.0443	0.0406
Net realized gain	–	0.0001	0.0001	–	–	–

Net increase from investment operations	0.0000	0.0001	0.0002	0.0174	0.0443	0.0406

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0174)	(0.0443)	(0.0406)
Net realized gain	–	(0.0001)	(0.0001)	–	–	–

Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0174)	(0.0443)	(0.0406)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.02%	1.75%	4.53%	4.13%

Ratios to Average Net Assets
Total expenses	0.72%[3]	0.72%	0.74%	0.72%	0.75%	0.77%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.20%	0.34%	0.70%	0.70%	0.70%

Net investment income	0.00%[3]	0.00%	0.01%	1.78%	4.42%	4.25%

Supplemental Data
Net assets, end of period (000)	$399,357	$254,091	$470,609	$543,153	$552,059	$364,515

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0214	0.0484	0.0446
Net realized gain	–	0.0001	0.0001	–	–	–

Net increase from investment operations	0.0000	0.0001	0.0006	0.0214	0.0484	0.0446

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0214)	(0.0484)	(0.0446)
Net realized gain	–	(0.0001)	(0.0001)	–	–	–

Total dividends and distributions	(0.0000)	(0.0001)	(0.0006)	(0.0214)	(0.0484)	(0.0446)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.06%	2.16%	4.94%	4.55%

Ratios to Average Net Assets
Total expenses	0.33%[3]	0.32%	0.34%	0.31%	0.35%	0.37%

Total expenses after fees waived and paid indirectly	0.18%[3]	0.20%	0.29%	0.29%	0.30%	0.30%

Net investment income	0.00%[3]	0.01%	0.06%	2.30%	4.77%	4.47%

Supplemental Data
Net assets, end of period (000)	$34,041	$35,370	$38,571	$44,215	$83,990	$15,574

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	69

Financial Highlights (concluded)	T-Fund

	Select Shares
	Six Months Ended April 30, 2011	Year Ended October 31,		Period February 28, 2008[1] to
	(Unaudited)	2010	2009	October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0061
Net realized gain	–	0.0001	0.0001	–

Net increase from investment operations	0.0000	0.0001	0.0004	0.0061

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0061)
Net realized gain	–	(0.0001)	(0.0001)	–

Total dividends and distributions	(0.0000)	(0.0001)	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.00%[3]	0.01%	0.04%	0.61%[3]

Ratios to Average Net Assets
Total expenses	1.08%[4]	1.07%	1.10%	1.07%[4]

Total expenses after fees waived and paid indirectly	0.18%[4]	0.19%	0.32%	0.91%[4]

Net investment income	0.00%[4]	0.00%	0.03%	0.66%[4]

Supplemental Data
Net assets, end of period (000)	$159,338	$261,679	$233,098	$218,773

	Premier Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period October 9, 2007[1] to
	(Unaudited)	2010	2009	2008	October 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0176	0.0025
Net realized gain	–	0.0001	0.0001	–	–

Net increase from investment operations	0.0000	0.0001	0.0004	0.0176	0.0025

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0176)	(0.0025)
Net realized gain	–	(0.0001)	(0.0001)	–	–

Total dividends and distributions	(0.0000)	(0.0001)	(0.0004)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.00%[3]	0.01%	0.04%	1.77%	0.24%[3]

Ratios to Average Net Assets
Total expenses	0.82%[4]	0.82%	0.85%	0.82%	0.84%[4]

Total expenses after fees waived and paid indirectly	0.20%[4]	0.18%	0.33%	0.68%	0.68%[4]

Net investment income	0.00%[4]	0.00%	0.05%	1.43%	4.14%[4]

Supplemental Data
Net assets, end of period (000)	$11	$684	$104,295	$189,222	$1

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.
70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights	Treasury Trust Fund

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0009	0.0199	0.0458	0.0431
Net realized gain	—	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0000	0.0001	0.0011	0.0199	0.0458	0.0431

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0199)	(0.0458)	(0.0431)
Net realized gain	—	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0011)	(0.0199)	(0.0458)	(0.0431)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.11%	2.01%	4.68%	4.39%

Ratios to Average Net Assets
Total expenses	0.25%[3]	0.25%	0.26%	0.24%	0.29%	0.31%

Total expenses after fees waived and paid indirectly	0.14%[3]	0.13%	0.23%	0.20%	0.20%	0.20%

Net investment income	0.00%[3]	0.00%	0.13%	1.73%	4.38%	4.32%

Supplemental Data
Net assets, end of period (000)	$3,054,278	$2,879,900	$4,229,992	$6,669,302	$2,370,308	$882,971

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0003	0.0174	0.0433	0.0406
Net realized gain	—	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0000	0.0001	0.0005	0.0174	0.0433	0.0406

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0174)	(0.0433)	(0.0406)
Net realized gain	—	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0174)	(0.0433)	(0.0406)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.05%	1.75%	4.42%	4.14%

Ratios to Average Net Assets
Total expenses	0.50%[3]	0.50%	0.51%	0.49%	0.55%	0.56%

Total expenses after fees waived and paid indirectly	0.14%[3]	0.14%	0.36%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.00%	0.08%	1.39%	4.36%	4.06%

Supplemental Data
Net assets, end of period (000)	$148,648	$220,837	$107,483	$632,855	$173,312	$205,317

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	71

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0001	0.0149	0.0408	0.0381
Net realized gain	—	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0000	0.0001	0.0003	0.0149	0.0408	0.0381

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0149)	(0.0408)	(0.0381)
Net realized gain	—	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0003)	(0.0149)	(0.0408)	(0.0381)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.03%	1.50%	4.16%	3.88%

Ratios to Average Net Assets
Total expenses	0.74%[3]	0.75%	0.76%	0.73%	0.80%	0.80%

Total expenses after fees waived and paid indirectly	0.14%[3]	0.14%	0.35%	0.70%	0.70%	0.70%

Net investment income	0.00%[3]	0.01%	0.01%	1.34%	4.10%	3.72%

Supplemental Data
Net assets, end of period (000)	$13,606	$33,187	$42,613	$109,531	$54,373	$50,437

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0189	0.0448	0.0421
Net realized gain	—	0.0001	0.0002	—	—	—

Net increase from investment operations	0.0000	0.0001	0.0007	0.0189	0.0448	0.0421

Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0189)	(0.0448)	(0.0421)
Net realized gain	—	(0.0001)	(0.0002)	—	—	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0007)	(0.0189)	(0.0448)	(0.0421)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.08%	1.90%	4.57%	4.29%

Ratios to Average Net Assets
Total expenses	0.35%[3]	0.35%	0.36%	0.34%	0.40%	0.41%

Total expenses after fees waived and paid indirectly	0.14%[3]	0.14%	0.27%	0.30%	0.30%	0.30%

Net investment income	0.00%[3]	0.00%	0.08%	1.79%	4.49%	4.16%

Supplemental Data
Net assets, end of period (000)	$220,763	$112,779	$137,760	$234,311	$96,955	$113,067

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights	MuniCash

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0018	0.0076	0.0266	0.0353	0.0318
Dividends from net investment income	(0.0009)	(0.0018)	(0.0076)	(0.0266)	(0.0353)	(0.0318)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%[2]	0.18%	0.76%	2.68%	3.59%	3.23%

Ratios to Average Net Assets
Total expenses	0.38%[3]	0.37%	0.42%	0.38%	0.36%	0.36%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.20%	0.24%	0.17%	0.20%	0.20%

Net investment income	0.17%[3]	0.18%	0.70%	2.72%	3.54%	3.12%

Supplemental Data
Net assets, end of period (000)	$532,232	$736,547	$881,869	$459,835	$919,878	$1,232,427

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0051	0.0241	0.0328	0.0293
Dividends from net investment income	(0.0000)	(0.0000)	(0.0051)	(0.0241)	(0.0328)	(0.0293)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.51%	2.42%	3.33%	2.97%

Ratios to Average Net Assets
Total expenses	0.63%[3]	0.62%	0.67%	0.63%	0.61%	0.61%

Total expenses after fees waived and paid indirectly	0.37%[3]	0.38%	0.49%	0.42%	0.45%	0.45%

Net investment income	0.00%[3]	0.00%	0.46%	2.37%	3.28%	2.93%

Supplemental Data
Net assets, end of period (000)	$75,620	$86,389	$134,668	$89,851	$85,628	$91,505

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	73

Financial Highlights	MuniFund

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0013	0.0063	0.0254	0.0349	0.0312
Dividends from net investment income	(0.0006)	(0.0013)	(0.0063)	(0.0254)	(0.0349)	(0.0312)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.06%[2]	0.14%	0.63%	2.56%	3.55%	3.17%

Ratios to Average Net Assets
Total expenses	0.31%[3]	0.28%	0.30%	0.29%	0.33%	0.33%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.20%	0.23%	0.20%	0.20%	0.20%

Net investment income	0.13%[3]	0.13%	0.57%	2.46%	3.49%	3.10%

Supplemental Data
Net assets, end of period (000)	$2,430,374	$2,584,701	$4,233,114	$2,834,406	$2,316,504	$1,420,560

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0039	0.0229	0.0324	0.0287
Dividends from net investment income	(0.0000)	(0.0000)	(0.0039)	(0.0229)	(0.0324)	(0.0287)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.39%	2.30%	3.29%	2.91%

Ratios to Average Net Assets
Total expenses	0.56%[3]	0.53%	0.55%	0.54%	0.58%	0.58%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.33%	0.47%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.00%	0.38%	2.21%	3.23%	2.87%

Supplemental Data
Net assets, end of period (000)	$122,669	$103,206	$188,188	$135,168	$147,606	$96,853

See Notes to Financial Statements.
74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (continued)	MuniFund

	Cash Management Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0022	0.0204	0.0299	0.0262
Dividends from net investment income	(0.0000)	(0.0000)	(0.0022)	(0.0204)	(0.0299)	(0.0262)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.22%	2.05%	3.03%	2.65%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.78%	0.81%	0.79%	0.83%	0.83%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.33%	0.66%	0.70%	0.70%	0.70%

Net investment income	0.00%[3]	0.00%	0.26%	1.92%	2.98%	2.65%

Supplemental Data
Net assets, end of period (000)	$2,335	$22,811	$75,347	$132,115	$40,620	$41,699

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0004	0.0053	0.0244	0.0339	0.0302
Dividends from net investment income	(0.0001)	(0.0004)	(0.0053)	(0.0244)	(0.0339)	(0.0302)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.03%	0.53%	2.46%	3.44%	3.07%

Ratios to Average Net Assets
Total expenses	0.40%[3]	0.38%	0.40%	0.39%	0.43%	0.43%

Total expenses after fees waived and paid indirectly	0.30%[3]	0.30%	0.33%	0.30%	0.30%	0.30%

Net investment income	0.03%[3]	0.04%	0.49%	2.35%	3.39%	3.01%

Supplemental Data
Net assets, end of period (000)	$347,070	$481,305	$777,416	$557,300	$389,468	$371,211

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	75

Financial Highlights (continued)	MuniFund

	Select Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0009	0.0173	0.0269	0.0232
Dividends from net investment income	(0.0000)	(0.0000)	(0.0009)	(0.0173)	(0.0269)	(0.0232)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.09%	1.74%	2.72%	2.35%

Ratios to Average Net Assets
Total expenses	1.16%[3]	1.13%	1.15%	1.14%	1.18%	1.18%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.33%	0.77%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.00%	0.07%	1.70%	2.68%	2.32%

Supplemental Data
Net assets, end of period (000)	$18,068	$19,190	$30,169	$25,432	$38,401	$31,467

	Private Client Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0023	0.0206	0.0303	0.0272
Dividends from net investment income	(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0303)	(0.0272)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.23%	2.07%	3.08%	2.76%

Ratios to Average Net Assets
Total expenses	1.16%[3]	1.13%	1.16%	1.14%	1.18%	1.18%

Total expenses after fees waived and paid indirectly	0.33%[3]	0.33%	0.66%	0.68%	0.65%	0.60%

Net investment income	0.00%[3]	0.00%	0.30%	1.95%	3.03%	2.75%

Supplemental Data
Net assets, end of period (000)	$3,281	$4,072	$5,575	$29,315	$293,358	$252,344

See Notes to Financial Statements.
76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (concluded)	MuniFund

	Premier Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0023	0.0206	0.0300	0.0272
Dividends from net investment income	(0.0000)	(0.0000)	(0.0023)	(0.0206)	(0.0300)	(0.0272)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.23%	2.07%	3.08%	2.76%

Ratios to Average Net Assets
Total expenses	0.91%[3]	0.88%	0.90%	0.89%	0.93%	0.93%

Total expenses after fees waived and paid indirectly	0.32%[3]	0.33%	0.64%	0.68%	0.66%	0.60%

Net investment income	0.00%[3]	0.00%	0.25%	2.04%	3.03%	2.72%

Supplemental Data
Net assets, end of period (000)	$17,598	$7,160	$153,956	$134,994	$264,304	$160,053

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	77

Financial Highlights	California Money Fund

	Institutional Shares						Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,					Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00 $	1.00	$1.00	$1.00

Net investment income	0.0008	0.0016	0.0042	0.0216	0.0341	0.0308	0.0000	0.0000	0.0020	0.0191	0.0316	0.0283
Dividends from net investment income	(0.0008)	(0.0016)	(0.0042)	(0.0216)	(0.0341)	(0.0308)	(0.0000)	(0.0000)	(0.0020)	(0.0191)	(0.0316)	(0.0283)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00 $	1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.08%[2]	0.16%	0.43%	2.18%	3.46%	3.13%	0.00%[2]	0.00%	0.20%	1.92%	3.20%	2.87%

Ratios to Average Net Assets
Total expenses	0.41%[3]	0.41%	0.44%	0.40%	0.40%	0.40%	0.66%[3]	0.66%	0.69%	0.65%	0.65%	0.65%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.20%	0.24%	0.20%	0.20%	0.20%	0.36%[3]	0.36%	0.47%	0.45%	0.45%	0.45%

Net investment income	0.15%[3]	0.16%	0.44%	2.14%	3.40%	3.13%	0.00%[3]	0.00%	0.19%	2.25%	3.16%	2.86%

Supplemental Data
Net assets, end of period (000)	$309,254	$280,309	$459,650	$669,672	$778,621	$860,859	$3,049	$15,957	$18,147	$9,421	$47,235	$40,850

	Cash Management Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0008	0.0166	0.0291	0.0258
Dividends from net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0166)	(0.0291)	(0.0258)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.08%	1.67%	2.95%	2.61%

Ratios to Average Net Assets
Total expenses	0.92%[3]	0.92%	0.93%	0.89%	0.90%	0.90%

Total expenses after fees waived and paid indirectly	0.39%[3]	0.38%	0.64%	0.70%	0.70%	0.70%

Net investment income	0.00%[3]	0.00%	0.18%	1.93%	2.92%	2.70%

Supplemental Data
Net assets, end of period (000)	$4	$5	$10	$63	$21,289	$10,122

See Notes to Financial Statements.
78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (continued)	California Money Fund

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0006	0.0033	0.0206	0.0331	0.0298
Dividends from net investment income	(0.0003)	(0.0006)	(0.0033)	(0.0206)	(0.0331)	(0.0298)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%[2]	0.06%	0.33%	2.08%	3.36%	3.02%

Ratios to Average Net Assets
Total expenses	0.51%[3]	0.51%	0.54%	0.50%	0.50%	0.50%

Total expenses after fees waived and paid indirectly	0.30%[3]	0.30%	0.34%	0.30%	0.30%	0.30%

Net investment income	0.05%[3]	0.06%	0.34%	2.20%	3.31%	2.99%

Supplemental Data
Net assets, end of period (000)	$2,088	$2,545	$2,676	$2,418	$6,971	$5,013

	Select Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0004	0.0136	0.0261	0.0228
Dividends from net investment income	(0.0000)	(0.0000)	(0.0004)	(0.0136)	(0.0261)	(0.0228)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.04%	1.37%	2.64%	2.31%

Ratios to Average Net Assets
Total expenses	1.26%[3]	1.26%	1.29%	1.25%	1.25%	1.25%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.36%	0.62%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.00%	0.04%	1.36%	2.61%	2.31%

Supplemental Data
Net assets, end of period (000)	$11,208	$16,658	$40,601	$43,261	$35,563	$33,556

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	79

Financial Highlights (concluded)	California Money Fund

	Private Client Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0008	0.0168	0.0296	0.0268
Dividends from net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0296)	(0.0268)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.08%	1.69%	2.99%	2.72%

Ratios to Average Net Assets
Total expenses	1.26%[3]	1.26%	1.29%	1.24%	1.25%	1.25%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.36%	0.61%	0.68%	0.65%	0.60%

Net investment income	0.00%[3]	0.00%	0.11%	1.59%	2.95%	2.71%

Supplemental Data
Net assets, end of period (000)	$5,169	$4,381	$5,403	$24,422	$196,002	$203,719

	Premier Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0008	0.0168	0.0295	0.0268
Dividends from net investment income	(0.0000)	(0.0000)	(0.0008)	(0.0168)	(0.0295)	(0.0268)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.08%	1.69%	2.99%	2.72%

Ratios to Average Net Assets
Total expenses	1.01%[3]	1.01%	1.04%	1.00%	1.00%	1.00%

Total expenses after fees waived and paid indirectly	0.35%[3]	0.36%	0.63%	0.68%	0.66%	0.60%

Net investment income	0.00%[3]	0.00%	0.08%	1.86%	2.94%	2.70%

Supplemental Data
Net assets, end of period (000)	$1,791	$2,274	$6,093	$13,530	$45,924	$13,822

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights	New York Money Fund

	Institutional Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0012	0.0044	0.0227	0.0346	0.0314
Dividends from net investment income	(0.0004)	(0.0012)	(0.0044)	(0.0227)	(0.0346)	(0.0314)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%[2]	0.12%	0.44%	2.28%	3.51%	3.18%

Ratios to Average Net Assets
Total expenses	0.42%[3]	0.41%	0.45%	0.40%	0.41%	0.41%

Total expenses after fees waived and paid indirectly	0.20%[3]	0.20%	0.24%	0.20%	0.20%	0.20%

Net investment income	0.09%[3]	0.11%	0.44%	2.16%	3.45%	3.14%

Supplemental Data
Net assets, end of period (000)	$160,334	$192,928	$361,353	$391,793	$357,803	$313,842

	Dollar Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0024	0.0201	0.0323	0.0289
Dividends from net investment income	(0.0000)	(0.0000)	(0.0024)	(0.0201)	(0.0323)	(0.0289)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%	0.24%	2.03%	3.26%	2.93%

Ratios to Average Net Assets
Total expenses	0.67%[3]	0.66%	0.70%	0.66%	0.66%	0.66%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.32%	0.47%	0.45%	0.45%	0.45%

Net investment income	0.00%[3]	0.00%	0.29%	2.02%	3.21%	2.88%

Supplemental Data
Net assets, end of period (000)	$722	$535	$869	$5,024	$6,514	$6,362

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	81

Financial Highlights (continued)	New York Money Fund

	Cash Management Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0010	0.0176	0.0296	0.0264
Dividends from net investment income	(0.0000)	(0.0000)	(0.0010)	(0.0176)	(0.0296)	(0.0264)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%	0.10%	1.77%	3.00%	2.67%

Ratios to Average Net Assets
Total expenses	0.92%[3]	0.91%	0.95%	0.91%	0.91%	0.91%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.31%	0.65%	0.70%	0.70%	0.70%

Net investment income	0.00%[3]	0.00%	0.15%	1.70%	2.96%	2.70%

Supplemental Data
Net assets, end of period (000)	$8,638	$6,750	$6,968	$20,066	$15,062	$9,398

	Administration Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0034	0.0216	0.0336	0.0304
Dividends from net investment income	(0.0000)	(0.0002)	(0.0034)	(0.0216)	(0.0336)	(0.0304)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.03%	0.34%	2.18%	3.41%	3.08%

Ratios to Average Net Assets
Total expenses	0.51%[3]	0.51%	0.55%	0.51%	0.51%	0.51%

Total expenses after fees waived and paid indirectly	0.28%[3]	0.29%	0.34%	0.30%	0.30%	0.30%

Net investment income	0.01%[3]	0.03%	0.36%	2.18%	3.35%	3.04%

Supplemental Data
Net assets, end of period (000)	$10,818	$12,067	$11,997	$15,587	$13,158	$16,125

See Notes to Financial Statements.
82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Financial Highlights (continued)	New York Money Fund

	Select Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0005	0.0146	0.0266	0.0234
Dividends from net investment income	(0.0000)	(0.0000)	(0.0005)	(0.0146)	(0.0266)	(0.0234)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%	0.05%	1.47%	2.69%	2.36%

Ratios to Average Net Assets
Total expenses	1.27%[3]	1.26%	1.30%	1.25%	1.26%	1.26%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.31%	0.65%	1.00%	1.00%	1.00%

Net investment income	0.00%[3]	0.00%	0.06%	1.40%	2.66%	2.33%

Supplemental Data
Net assets, end of period (000)	$7,175	$15,198	$4,512	$6,173	$6,255	$2,686

	Private Client Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0011	0.0178	0.0300	0.0274
Dividends from net investment income	(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)	(0.0274)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%	0.11%	1.79%	3.05%	2.77%

Ratios to Average Net Assets
Total expenses	1.27%[3]	1.26%	1.30%	1.25%	1.26%	1.26%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.32%	0.60%	0.68%	0.66%	0.60%

Net investment income	0.00%[3]	0.00%	0.14%	1.68%	3.00%	2.75%

Supplemental Data
Net assets, end of period (000)	$2,882	$8,648	$6,556	$13,877	$175,446	$138,323

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	83

Financial Highlights (concluded)	New York Money Fund

	Premier Shares
	Six Months Ended April 30, 2011	Year Ended October 31,
	(Unaudited)	2009	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0011	0.0178	0.0300	0.0274
Dividends from net investment income	(0.0000)	(0.0000)	(0.0011)	(0.0178)	(0.0300)	(0.0274)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.00%	0.11%	1.79%	3.05%	2.77%

Ratios to Average Net Assets
Total expenses	1.02%[3]	1.01%	1.05%	1.01%	1.01%	1.01%

Total expenses after fees waived and paid indirectly	0.29%[3]	0.32%	0.58%	0.68%	0.68%	0.60%

Net investment income	0.00%[3]	0.00%	0.11%	2.18%	3.01%	2.72%

Supplemental Data
Net assets, end of period (000)	$215	$124	$2,418	$2,387	$14,221	$8,339

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.
84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively the “Funds”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from these estimates. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of April 30, 2011, no Plus Shares, Cash Plus Shares, or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Other: The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock, BIMC provides both investment management and administration services to the Trust.

The Trust entered into a management agreement with BIMC under which BIMC provides certain advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	85

Notes to Financial Statements (continued)

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess
.095% of the next $1 billion*	of $3 billion.**
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.
TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2012, unless approved by the Trust’s Board of Trustees, including a majority of the non-interested Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of BIMC. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	–
Cash Management	0.50%	–
Cash Reserve	0.40%	–
Administration	0.10%	–
Select	0.50%	0.35%
Premier Choice	0.10%	–
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2012 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one year periods and may be terminated (i) by a majority of the non-interested Trustees of the Trust of by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.

BIMC and BRIL have also voluntarily agreed to waive a portion of their respective, management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income dividend. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived – class specific. BIMC and BRIL may discontinue the voluntary waiver at any time.

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Notes to Financial Statements (continued)

For the six-months ended April 30, 2011, the following tables show the various types of class-specific expenses borne directly by each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$19,245	$2,730	–	$292	–	–	–	–	$22,267
FedFund	$660,861	$30,688	$10,028	$16,682	$561,607	–	$105,493	$10,592	$1,395,951
TempCash	$888,906	–	–	$7,212	–	–	–	–	$896,118
TempFund	$2,130,354	$2,544,081	$48,328	$963,374	$2,406,321	–	$74,790	$117,892	$8,285,140
T-Fund	$473,459	$1,456,036	–	$17,549	$817,812	–	–	$2,462	$2,767,318
Treasury Trust Fund	$236,923	$45,908	–	$51,445	–	–	–	–	$334,276
MuniCash	$126,791	–	$10	–	–	–	–	–	$126,801
MuniFund	$150,552	$12,865	–	$257,603	$82,287	–	$16,337	$39,718	$559,362
California Money Fund	$9,750	$11	–	$1,114	$52,639	–	$19,346	$5,790	$88,650
New York Money Fund	$736	$24,111	–	$5,991	$48,078	–	$19,431	$676	$99,023

Service and Distribution Fees Waived	Share Classes
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$19,179	$2,728	–	$290	–	–	–	–	$22,197
FedFund	$577,499	$28,776	$9,265	$10,577	$541,426	–	$101,615	$10,031	$1,279,189
TempCash	$288,188	–	–	–	–	–	–	–	$288,188
TempFund	$801,560	$1,787,941	$29,043	$241	$1,966,020	–	$61,073	$87,510	$4,733,388
T-Fund	$465,431	$1,444,020	–	$16,744	$812,499	–	–	$2,432	$2,741,126
Treasury Trust Fund	$236,919	$45,907	–	$51,444	–	–	–	–	$334,270
MuniCash	$39,714	–	$6	–	–	–	–	–	$39,720
MuniFund	$75,407	$9,528	–	$2,221	$70,114	–	$13,904	$31,640	$202,814
California Money Fund	$3,578	$7	–	$–	$43,072	–	$15,877	$4,305	$66,839
New York Money Fund	$483	$19,919	–	$1,217	$43,069	–	$17,362	$580	$82,630

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse BIMC for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of October 31, 2010, MuniFund had a capital loss carryforward of $42,199 available to offset future realized capital gains through October 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after October 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Concentration, Market and Credit Risk:

California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risks, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	87

Notes to Financial Statements (continued)

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30,	Year Ended October 31,
Federal Trust Fund	2011	2010

Institutional
Shares sold	525,260,383	1,081,446,477
Shares issued in reinvestment of dividends and distributions	3,963	49,807

Total issued	525,264,346	1,081,496,284
Shares redeemed	(620,224,748)	(1,239,145,894)

Net decrease	(94,960,402)	(157,649,610)

Dollar
Shares sold	27,758,709	99,474,721
Shares issued in reinvestment of dividends	283	62

Total issued	27,758,992	99,474,783
Shares redeemed	(39,338,237)	(96,106,122)

Net increase (decrease)	(11,579,245)	3,368,661

Cash Management
Shares sold	893,760	250,000
Shares issued in reinvestment of dividends	85	6

Total issued	893,845	250,006
Shares redeemed	(3,500)	–

Net increase	890,345	250,006

Administration
Shares sold	439,023	666,758
Shares issued in reinvestment of dividends and distributions	41	65

Total issued	439,064	666,823
Shares redeemed	(200,904)	(258,050)

Net increase	238,160	408,773

FedFund

Institutional
Shares sold	56,771,935,243	123,016,381,750
Shares issued in reinvestment of dividends	1,732,144	5,039,967

Total issued	56,773,667,387	123,021,421,717
Shares redeemed	(59,684,927,157)	(123,829,000,717)

Net decrease	(2,911,259,770)	(807,579,000)

Dollar
Shares sold	4,783,031,598	10,549,028,667
Shares issued in reinvestment of dividends	193	457

Total issued	4,783,031,791	10,549,029,124
Shares redeemed	(4,921,357,000)	(10,736,623,931)

Net decrease	(138,325,209)	(187,594,807)

Cash Management
Shares sold	300,812	3,001,261
Shares redeemed	(2,009,345)	(16,003,310)

Net decrease	(1,708,533)	(13,002,049)

Cash Reserve
Shares sold	6,954,108	983,780
Shares issued in reinvestment of dividends	126	184

Total issued	6,954,234	983,964
Shares redeemed	(6,475,353)	(2,784,649)

Net increase (decrease)	478,881	(1,800,685)

Administration
Shares sold	233,699,822	374,554,360
Shares issued in reinvestment of dividends	17	1,795

Total issued	233,699,839	374,556,155
Shares redeemed	(262,140,056)	(438,066,258)

Net decrease	(28,440,217)	(63,510,103)

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
FedFund (concluded)	2011	2010

Select
Shares sold	118,201,332	233,720,292
Shares issued in reinvestment of dividends	6,930	8,903

Total issued	118,208,262	233,729,195
Shares redeemed	(121,128,364)	(285,011,626)

Net decrease	(2,920,102)	(51,282,431)

Private Client
Shares sold	8,522,100	16,563,453
Shares issued in reinvestment of dividends	1,341	1,863

Total issued	8,523,441	16,565,316
Shares redeemed	(11,640,265)	(31,832,132)

Net decrease	(3,116,824)	(15,266,816)

Premier
Shares sold	484,466	181,274,893
Shares issued in reinvestment of dividends	211	3,799

Total issued	484,677	181,278,692
Shares redeemed	(5,376,848)	(259,583,027)

Net decrease	(4,892,171)	(78,304,335)

TempCash

Institutional
Shares sold	31,850,367,280	58,971,467,578
Shares issued in reinvestment of dividends	2,136,646	5,581,798

Total issued	31,852,503,926	58,977,049,376
Shares redeemed	(31,838,295,226)	(58,136,031,904)

Net increase	14,208,700	841,017,472

Dollar
Shares sold	820,479,367	732,389,188
Shares issued in reinvestment of dividends	23,738	22,109

Total issued	820,503,105	732,411,297
Shares redeemed	(778,775,511)	(931,488,340)

Net increase (decrease)	41,727,594	(199,077,043)

Administration
Shares sold	2,641,254	16,991,584
Shares issued in reinvestment of dividends	5,746	24,253

Total issued	2,647,000	17,015,837
Shares redeemed	(4,660,202)	(52,012,588)

Net decrease	(2,013,202)	(34,996,751)

TempFund

Institutional
Shares sold	295,511,107,542	503,881,514,528
Shares issued in reinvestment of dividends	22,734,027	42,418,817

Total issued	295,533,841,569	503,923,933,345
Shares redeemed	(296,726,288,902)	(498,351,772,317)

Net increase (decrease)	(1,192,447,333)	5,572,161,028

Dollar
Shares sold	14,377,877,890	39,521,044,705
Shares issued in reinvestment of dividends	742	739

Total issued	14,377,878,632	39,521,045,444
Shares redeemed	(14,322,475,543)	(41,488,839,904)

Net increase (decrease)	55,403,089	(1,967,794,460)

Cash Management
Shares sold	4,489,611,769	5,239,817,757
Shares issued in reinvestment of dividends	8,393	3,543

Total issued	4,489,620,162	5,239,821,300
Shares redeemed	(3,047,364,002)	(5,462,507,368)

Net increase (decrease)	1,442,256,160	(222,686,068)

Cash Reserve
Shares sold	23,049,326	29,365,914
Shares issued in reinvestment of dividends	383	185

Total issued	23,049,709	29,366,099
Shares redeemed	(38,711,109)	(12,052,815)

Net increase (decrease)	(15,661,400)	17,313,284

Administration
Shares sold	1,665,051,082	1,650,184,845
Shares issued in reinvestment of dividends	89,166	189,500

Total issued	1,665,140,248	1,650,374,345
Shares redeemed	(1,377,169,692)	(1,976,138,060)

Net increase (decrease)	287,970,556	(325,763,715)

Select
Shares sold	233,745,611	486,066,758
Shares issued in reinvestment of dividends	2,929	4,396

Total issued	233,748,540	486,071,154
Shares redeemed	(248,092,741)	(751,566,052)

Net decrease	(14,344,201)	(265,494,898)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	89

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
TempFund (concluded)	2011	2010

Private Client
Shares sold	10,164,875	25,930,971
Shares issued in reinvestment of dividends	96	160

Total issued	10,164,971	25,931,131
Shares redeemed	(12,515,482)	(36,491,443)

Net decrease	(2,350,511)	(10,560,312)

Premier
Shares sold	41,086,705	185,907,428
Shares issued in reinvestment of dividends	204	822

Total issued	41,086,909	185,908,250
Shares redeemed	(42,258,807)	(364,228,797)

Net decrease	(1,171,898)	(178,320,547)

T-Fund

Institutional
Shares sold	18,895,019,643	54,106,164,902
Shares issued in reinvestment of dividends and distributions	119,714	668,949

Total issued	18,895,139,357	54,106,833,851
Shares redeemed	(19,400,393,982)	(54,288,491,406)

Net decrease	(505,254,625)	(181,657,555)

Dollar
Shares sold	1,507,270,310	3,834,545,856
Shares issued in reinvestment of dividends and distributions	593	1,066

Total issued	1,507,270,903	3,834,546,922
Shares redeemed	(1,532,536,225)	(3,767,339,875)

Net increase (decrease)	(25,265,322)	67,207,047

Cash Management
Shares sold	1,585,714,056	1,117,421,919
Shares issued in reinvestment of dividends and distributions	983	1,541

Total issued	1,585,715,039	1,117,423,460
Shares redeemed	(1,440,432,161)	(1,333,921,963)

Net increase (decrease)	145,282,878	(216,498,503)

Administration
Shares sold	314,593,665	652,006,278
Shares issued in reinvestment of dividends and distributions	1,067	3,420

Total issued	314,594,732	652,009,698
Shares redeemed	(315,922,767)	(655,208,248)

Net decrease	(1,328,035)	(3,198,550)

Select
Shares sold	106,981,041	357,209,599
Shares issued in reinvestment of dividends and distributions	7,139	24,650

Total issued	106,988,180	357,234,249
Shares redeemed	(209,325,935)	(328,638,902)

Net increase (decrease)	(102,337,755)	28,595,347

Private Client
Shares redeemed	–	(15)

Net decrease	–	(15)

Premier
Shares sold	1,623,146	107,398,728
Shares issued in reinvestment of dividends and distributions	40	9,849

Total issued	1,623,186	107,408,577
Shares redeemed	(2,296,676)	(211,009,078)

Net decrease	(673,490)	(103,600,501)

Treasury Trust Fund

Institutional
Shares sold	5,548,797,430	11,435,033,143
Shares issued in reinvestment of dividends and distributions	43,174	235,052

Total issued	5,548,840,604	11,435,268,195
Shares redeemed	(5,374,495,637)	(12,785,121,123)

Net increase (decrease)	174,344,967	(1,349,852,928)

Dollar
Shares sold	662,079,415	1,463,577,147
Shares issued in reinvestment of dividends and distributions	2,473	10,525

Total issued	662,081,888	1,463,587,672
Shares redeemed	(734,271,461)	(1,350,225,113)

Net increase (decrease)	(72,189,573)	113,362,559

Cash Management
Shares sold	58,743,157	141,138,319
Shares issued in reinvestment of dividends and distributions	106	670

Total issued	58,743,263	141,138,989
Shares redeemed	(78,311,666)	(150,563,055)

Net decrease	(19,568,403)	(9,424,066)

Administration
Shares sold	182,960,835	143,853,325
Shares issued in reinvestment of dividends and distributions	535	1,749

Total issued	182,961,370	143,855,074
Shares redeemed	(74,978,218)	(168,829,335)

Net increase (decrease)	107,983,152	(24,974,261)

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
MuniCash	2011	2010

Institutional
Shares sold	1,328,742,866	6,114,992,510
Shares issued in reinvestment of dividends	189,164	574,262

Total issued	1,328,932,030	6,115,566,772
Shares redeemed	(1,533,244,327)	(6,260,908,388)

Net decrease	(204,312,297)	(145,341,616)

Dollar
Shares sold	466,959,542	525,564,451
Shares issued in reinvestment of dividends	357	171

Total issued	466,959,899	525,564,622
Shares redeemed	(477,728,556)	(573,845,987)

Net decrease	(10,768,657)	(48,281,365)

Cash Reserve
Shares sold	–	1,688,715
Shares redeemed	(314,293)	(1,374,422)

Net increase (decrease)	(314,293)	314,293

MuniFund

Institutional
Shares sold	7,152,311,159	17,568,682,213
Shares issued in reinvestment of dividends	663,439	2,451,086

Total issued	7,152,974,598	17,571,133,299
Shares redeemed	(7,307,295,786)	(19,219,619,567)

Net decrease	(154,321,188)	(1,648,486,268)

Dollar
Shares sold	198,175,631	524,721,056
Shares redeemed	(178,712,073)	(609,704,456)

Net increase (decrease)	19,463,558	(84,983,400)

Cash Management
Shares sold	14,893,883	74,861,860
Shares redeemed	(35,380,323)	(127,398,751)

Net decrease	(20,486,440)	(52,536,891)

Administration
Shares sold	757,744,521	1,098,171,408
Shares issued in reinvestment of dividends	90	12

Total issued	757,744,611	1,098,171,420
Shares redeemed	(891,978,114)	(1,394,286,480)

Net decrease	(134,233,503)	(296,115,060)

Select
Shares sold	22,874,807	57,265,144
Shares issued in reinvestment of dividends	4	9

Total issued	22,874,811	57,265,153
Shares redeemed	(23,996,868)	(68,244,737)

Net decrease	(1,122,057)	(10,979,584)

Private Client
Shares sold	1,024,734	2,032,175
Shares issued in reinvestment of dividends	–	1

Total issued	1,024,734	2,032,176
Shares redeemed	(1,815,355)	(3,535,384)

Net decrease	(790,621)	(1,503,208)

Premier
Shares sold	27,218,237	209,495,730
Shares issued in reinvestment of dividends	3	33

Total issued	27,218,240	209,495,763
Shares redeemed	(16,780,872)	(356,252,120)

Net increase (decrease)	10,437,368	(146,756,357)

California Money Fund

Institutional
Shares sold	780,389,428	1,738,904,507
Shares issued in reinvestment of dividends	51,376	136,288

Total issued	780,440,804	1,739,040,795
Shares redeemed	(751,495,155)	(1,918,415,360)

Net increase (decrease)	28,945,649	(179,374,565)

Dollar
Shares sold	41,723,113	86,335,776
Shares issued in reinvestment of dividends	22	60

Total issued	41,723,135	86,335,836
Shares redeemed	(54,630,292)	(88,527,973)

Net decrease	(12,907,157)	(2,192,137)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	91

Notes to Financial Statements (concluded)

	Six Months Ended April 30,	Year Ended October 31,
California Money Fund (concluded)	2011	2010

Cash Management
Shares sold	4,067	10,285
Shares redeemed	(4,839)	(15,292)

Net decrease	(772)	(5,007)

Administration
Shares sold	1,707,074	3,598,833
Shares redeemed	(2,164,139)	(3,729,722)

Net decrease	(457,065)	(130,889)

Select
Shares sold	8,998,565	38,302,588
Shares issued in reinvestment of dividends	2	316

Total issued	8,998,567	38,302,904
Shares redeemed	(14,448,535)	(62,247,949)

Net decrease	(5,449,968)	(23,945,045)

Private Client
Shares sold	1,810,562	5,255,473
Shares issued in reinvestment of dividends	–	41

Total issued	1,810,562	5,255,514
Shares redeemed	(1,022,695)	(6,270,191)

Net increase (decrease)	787,867	(1,014,677)

Premier
Shares sold	115,067	8,352,749
Shares issued in reinvestment of dividends	–	51

Total issued	115,067	8,352,800
Shares redeemed	(597,864)	(12,167,281)

Net decrease	(482,797)	(3,814,481)

New York Money Fund

Institutional
Shares sold	468,915,600	1,286,791,393
Shares issued in reinvestment of dividends	7,461	54,419

Total issued	468,923,061	1,286,845,812
Shares redeemed	(501,459,910)	(1,455,294,862)

Net decrease	(32,536,849)	(168,449,050)

Dollar
Shares sold	849,715	1,752,428
Shares issued in reinvestment of dividends	30	6

Total issued	849,745	1,752,434
Shares redeemed	(663,644)	(2,084,984)

Net increase (decrease)	186,101	(332,550)

Cash Management
Shares sold	31,516,184	34,239,838
Shares redeemed	(29,644,137)	(34,454,400)

Net increase (decrease)	1,872,047	(214,562)

Administration
Shares sold	6,799,692	8,012,913
Shares redeemed	(8,060,886)	(7,943,434)

Net increase (decrease)	(1,261,194)	69,479

Select
Shares sold	5,611,752	24,298,906
Shares issued in reinvestment of dividends	2	18

Total issued	5,611,754	24,298,924
Shares redeemed	(13,649,709)	(13,614,178)

Net increase (decrease)	(8,037,955)	10,684,746

Private Client
Shares sold	165,079	6,402,609
Shares issued in reinvestment of dividends	–	36

Total issued	165,079	6,402,645
Shares redeemed	(5,929,076)	(4,303,772)

Net increase (decrease)	(5,763,997)	2,098,873

Premier
Shares sold	352,649	2,774,640
Shares issued in reinvestment of dividends	–	12

Total issued	352,649	2,774,652
Shares redeemed	(262,607)	(5,064,910)

Net increase (decrease)	90,042	(2,290,258)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Brian Schmidt, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Ira P. Shapiro, Secretary

Investment Advisor and Administrator

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Accounting Agent, Sub-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Custodian

PFPC Trust Company

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Trust.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011	93

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http:// www.blackrock.com; and (3) on the SEC’s at website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information.

BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

94	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-SA-001/2011

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 5, 2011